UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08342

Investment Company Act File Number

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Portfolio

July 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 45.5%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.7%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	24,274	$34,291,830

Total Albania			$34,291,830

Argentina — 1.9%
Republic of Argentina, 7.00%, 10/3/15	USD	48,755	$45,770,180
Republic of Argentina, 8.28%, 12/31/33(2)(3)	USD	25,227	21,402,476
Republic of Argentina, 8.75%, 5/7/24	USD	23,301	21,660,213

Total Argentina			$88,832,869

Bangladesh — 0.7%
Bangladesh Treasury Bond, 10.70%, 11/6/15	BDT	450,000	$5,974,046
Bangladesh Treasury Bond, 10.90%, 7/3/15	BDT	403,900	5,345,549
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	100,400	1,369,058
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	164,400	2,247,020
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	139,900	1,914,508
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	135,600	1,854,141
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	91,300	1,252,970
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	391,800	5,395,436
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	304,300	4,193,402
Bangladesh Treasury Bond, 11.82%, 3/6/18	BDT	291,700	4,028,585

Total Bangladesh			$33,574,715

Barbados — 0.2%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	9,933	$8,095,395

Total Barbados			$8,095,395

Belarus — 0.3%
Republic of Belarus, 8.75%, 8/3/15(1)	USD	11,553	$11,841,825

Total Belarus			$11,841,825

Bermuda — 0.8%
Government of Bermuda, 4.854%, 2/6/24(4)	USD	19,956	$20,854,020
Government of Bermuda, 5.603%, 7/20/20(4)	USD	13,732	15,242,520

Total Bermuda			$36,096,540

Brazil — 0.0%(5)
Brazil Letra do Tesouro Nacional, 0.00%, 1/1/15	BRL	108	$45,548

Total Brazil			$45,548

Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(6)	CRC	1,566,899	$2,473,446
Titulo Propiedad UD, 1.63%, 7/13/16(6)	CRC	174,679	319,535

Total Costa Rica			$2,792,981

Croatia — 1.7%
Croatia Treasury Bill, 0.00%, 2/12/15	EUR	58,771	$78,446,985

Total Croatia			$78,446,985

Cyprus — 1.0%
Republic of Cyprus, 3.75%, 11/1/15(1)(4)	EUR	34,752	$46,781,306

Total Cyprus			$46,781,306

Dominican Republic — 1.0%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(4)	DOP	195,500	$4,751,674
Dominican Republic International Bond, 11.50%, 5/10/24(4)	DOP	170,000	4,164,282
Dominican Republic International Bond, 14.00%, 4/30/21(4)	DOP	110,600	2,877,431

Security	Principal Amount (000’s omitted)		Value
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	342,000	$9,213,868
Dominican Republic International Bond, 14.50%, 2/10/23(4)	DOP	29,800	802,846
Dominican Republic International Bond, 15.95%, 6/4/21(4)	DOP	103,000	3,059,655
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	677,800	22,180,640
Dominican Republic International Bond, 18.50%, 2/4/28(4)	DOP	13,600	445,053

Total Dominican Republic			$47,495,449

Ecuador — 1.3%
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	47,500	$50,112,500
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	10,641	11,226,255

Total Ecuador			$61,338,755

Fiji — 0.6%
Republic of Fiji, 9.00%, 3/15/16	USD	24,711	$25,504,957

Total Fiji			$25,504,957

Germany — 0.5%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000	$23,227,566

Total Germany			$23,227,566

Iceland — 0.7%
Republic of Iceland, 6.25%, 2/5/20	ISK	709,370	$5,292,083
Republic of Iceland, 7.25%, 10/26/22	ISK	831,880	6,439,342
Republic of Iceland, 8.75%, 2/26/19	ISK	2,310,657	19,049,850

Total Iceland			$30,781,275

India — 0.9%
India Government Bond, 7.16%, 5/20/23	INR	1,565,620	$23,233,700
India Government Bond, 8.12%, 12/10/20	INR	1,084,330	17,603,420

Total India			$40,837,120

Indonesia — 0.4%
Indonesia Government Bond, 8.375%, 3/15/24	IDR	195,606,000	$17,355,756

Total Indonesia			$17,355,756

Iraq — 0.8%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	38,940	$34,948,650

Total Iraq			$34,948,650

Jamaica — 0.2%
Government of Jamaica, 7.625%, 7/9/25	USD	10,560	$11,140,800

Total Jamaica			$11,140,800

Jordan — 0.5%
Jordan Government Bond, 7.387%, 8/30/14	JOD	3,300	$4,679,556
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,000	2,898,544
Jordan Government Bond, 8.163%, 3/25/16	JOD	2,000	3,025,829
Jordan Government Bond, 8.60%, 3/4/16	JOD	2,000	3,039,203
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	11,414	11,513,872

Total Jordan			$25,157,004

Kenya — 0.0%(5)
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	$2,207,040

Total Kenya			$2,207,040

Latvia — 0.1%
Republic of Latvia, 2.625%, 1/21/21(4)	EUR	2,377	$3,337,626

Total Latvia			$3,337,626

Lebanon — 1.9%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	9,782	$9,877,521
Lebanese Republic, 5.875%, 1/15/15	USD	1,000	1,015,000
Lebanese Republic, 8.50%, 8/6/15	USD	4,750	5,042,125
Lebanese Republic, 8.50%, 1/19/16(1)	USD	46,065	49,404,713

Security	Principal Amount (000’s omitted)		Value
Lebanon Treasury Note, 6.50%, 4/2/15	LBP	7,981,450	$5,328,519
Lebanon Treasury Note, 6.50%, 5/14/15	LBP	6,271,070	4,174,787
Lebanon Treasury Note, 6.50%, 5/28/15	LBP	5,760,930	3,852,256
Lebanon Treasury Note, 7.54%, 1/15/15	LBP	9,093,200	6,078,014
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	6,062,310	4,019,024

Total Lebanon			$88,791,959

Macedonia — 1.6%
Republic of Macedonia, 3.975%, 7/24/21(4)	EUR	55,460	$74,160,957

Total Macedonia			$74,160,957

Montenegro — 0.3%
Republic of Montenegro, 5.375%, 5/20/19(4)	EUR	9,140	$12,747,856

Total Montenegro			$12,747,856

New Zealand — 2.4%
New Zealand Government Bond, 2.00%, 9/20/25(6)	NZD	44,251	$35,389,760
New Zealand Government Bond, 3.00%, 9/20/30(6)	NZD	33,894	29,600,746
New Zealand Government Bond, 5.00%, 3/15/19	NZD	33,390	29,544,356
New Zealand Government Bond, 5.50%, 4/15/23	NZD	16,093	14,892,590

Total New Zealand			$109,427,452

Pakistan — 0.6%
Islamic Republic of Pakistan, 7.25%, 4/15/19(4)	USD	15,860	$16,573,700
Islamic Republic of Pakistan, 8.25%, 4/15/24(4)	USD	11,413	12,214,193

Total Pakistan			$28,787,893

Philippines — 1.4%
Republic of the Philippines, 4.125%, 11/8/17	PHP	350,030	$8,301,922
Republic of the Philippines, 4.625%, 7/5/17	PHP	325,440	7,836,929
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	41,547,799
Republic of the Philippines, 7.00%, 1/27/16	PHP	261,300	6,408,497

Total Philippines			$64,095,147

Romania — 1.6%
Romania Government Bond, 4.625%, 9/18/20(1)	EUR	10,091	$15,300,040
Romania Government Bond, 4.875%, 11/7/19(1)	EUR	26,465	40,424,084
Romania Government Bond, 5.25%, 6/17/16(1)	EUR	12,823	18,518,124

Total Romania			$74,242,248

Russia — 1.2%
Russia Foreign Bond, 3.625%, 4/29/15(1)	USD	56,400	$57,316,500

Total Russia			$57,316,500

Rwanda — 0.1%
Republic of Rwanda, 6.625%, 5/2/23(4)	USD	5,053	$5,305,650

Total Rwanda			$5,305,650

Serbia — 4.3%
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	8,700	$11,639,496
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	195,630	2,267,359
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	996,190	11,569,412
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	1,412,950	16,426,111
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	1,692,700	19,669,087
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	2,869,600	33,333,622
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,990	452,701
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	324,720	3,767,765
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	495,400	5,722,639
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,762,500	20,199,641
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	2,515,020	28,748,069
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	7,566,073
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,160,420	22,421,221
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	1,376,300	16,260,921

Total Serbia			$200,044,117

Security	Principal Amount (000’s omitted)		Value
Slovenia — 5.0%
Republic of Slovenia, 4.125%, 2/18/19(1)	USD	19,953	$20,811,378
Republic of Slovenia, 4.125%, 1/26/20(1)	EUR	9,851	14,526,570
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	36,977	55,435,940
Republic of Slovenia, 4.625%, 9/9/24(1)	EUR	10,680	16,136,883
Republic of Slovenia, 5.125%, 3/30/26(1)	EUR	28,074	43,306,554
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	16,570	18,123,438
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	55,629	62,304,480

Total Slovenia			$230,645,243

Sri Lanka — 3.1%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	34,850	$36,331,125
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	14,760	15,830,100
Republic of Sri Lanka, 6.25%, 10/4/20(4)	USD	13,109	14,059,402
Republic of Sri Lanka, 7.40%, 1/22/15(1)	USD	2,491	2,556,389
Republic of Sri Lanka, 7.40%, 1/22/15(4)	USD	1,100	1,133,000
Sri Lanka Government Bond, 5.65%, 1/15/19	LKR	817,150	5,833,070
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	1,693,260	13,013,859
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	130,830	1,023,873
Sri Lanka Government Bond, 8.50%, 11/1/15	LKR	707,490	5,537,057
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	306,840	2,435,795
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	3,114,990	24,759,371
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	1,647,330	13,102,999
Sri Lanka Government Bond, 9.00%, 10/1/14	LKR	421,350	3,247,283
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	29,280	251,746
Sri Lanka Government Bond, 11.75%, 3/15/15	LKR	448,760	3,550,248

Total Sri Lanka			$142,665,317

Tanzania — 1.2%
United Republic of Tanzania, 6.332%, 3/9/20(1)(7)	USD	49,465	$53,298,538

Total Tanzania			$53,298,538

Turkey — 3.3%
Turkey Government Bond, 2.00%, 10/26/22(6)	TRY	15,976	$7,513,562
Turkey Government Bond, 3.00%, 1/6/21(6)	TRY	18,990	9,469,481
Turkey Government Bond, 3.00%, 7/21/21(6)	TRY	29,605	14,810,901
Turkey Government Bond, 4.00%, 4/1/20(6)	TRY	206,890	108,137,337
Turkey Government Bond, 6.50%, 1/7/15	TRY	31,260	14,531,494

Total Turkey			$154,462,775

Uganda — 0.6%
Uganda Government Bond, 13.25%, 11/5/15	UGX	2,486,000	$966,640
Uganda Government Bond, 13.375%, 2/25/16	UGX	9,767,800	3,791,336
Uganda Government Bond, 14.00%, 3/24/16	UGX	11,686,200	4,569,754
Uganda Government Bond, 14.125%, 12/1/16	UGX	29,992,700	11,615,649
Uganda Government Bond, 14.625%, 11/1/18	UGX	16,773,000	6,630,008

Total Uganda			$27,573,387

Uruguay — 1.3%
Monetary Regulation Bill, 0.00%, 3/26/15(6)	UYU	275,918	$11,442,804
Monetary Regulation Bill, 0.00%, 7/2/15(6)	UYU	121,899	4,991,183
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	39,280	1,468,885
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	120,430	4,430,433
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	100,000	3,620,251
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	9,000	320,727
Monetary Regulation Bill, 0.00%, 3/3/16(6)	UYU	294,593	11,671,136
Monetary Regulation Bill, 0.00%, 4/21/16(6)	UYU	371,704	14,630,779
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	126,523	4,371,176
Monetary Regulation Bill, 0.00%, 7/28/16	UYU	40,135	1,345,318
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(6)	UYU	38,434	1,540,899
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(6)	UYU	5,054	209,159
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	34,315	1,421,436

Total Uruguay			$61,464,186

Security	Principal Amount (000’s omitted)		Value
Venezuela — 0.5%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)	USD	18,913	$17,825,502
Bolivarian Republic of Venezuela, 7.75%, 10/13/19(1)	USD	4,123	3,494,158
Bolivarian Republic of Venezuela, 8.50%, 10/8/14	USD	2,979	2,971,553

Total Venezuela			$24,291,213

Zambia — 0.7%
Republic of Zambia, 8.50%, 4/14/24(4)	USD	28,602	$32,493,159

Total Zambia			$32,493,159

Total Foreign Government Bonds (identified cost $2,059,587,569)			$2,105,945,589

Foreign Corporate Bonds — 0.1%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.1%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	4,392	$4,732,380

Total Georgia			$4,732,380

Total Foreign Corporate Bonds (identified cost $4,721,714)			$4,732,380

Debt Obligations - United States — 29.0%

Corporate Bonds & Notes — 0.0%(5)

Security	Principal Amount		Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$614,397

Total Corporate Bonds & Notes (identified cost $519,261)			$614,397

Collateralized Mortgage Obligations — 1.4%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$182,714	$211,125
Series 1548, Class Z, 7.00%, 7/15/23		177,560	201,693
Series 1650, Class K, 6.50%, 1/15/24		1,070,523	1,201,008
Series 1817, Class Z, 6.50%, 2/15/26		141,383	159,965
Series 1927, Class ZA, 6.50%, 1/15/27		554,332	627,368
Series 2127, Class PG, 6.25%, 2/15/29		773,368	854,770
Series 2344, Class ZD, 6.50%, 8/15/31		1,051,195	1,207,351
Series 2458, Class ZB, 7.00%, 6/15/32		1,864,390	2,165,452

			$6,628,732

Federal National Mortgage Association:
Series 1992-180, Class F, 1.305%, 10/25/22(7)		$667,742	$679,838
Series 1993-16, Class Z, 7.50%, 2/25/23		643,768	729,567
Series 1993-79, Class PL, 7.00%, 6/25/23		438,354	497,077
Series 1993-104, Class ZB, 6.50%, 7/25/23		155,576	171,981
Series 1993-121, Class Z, 7.00%, 7/25/23		2,470,872	2,782,044
Series 1993-141, Class Z, 7.00%, 8/25/23		491,228	557,591
Series 1994-42, Class ZQ, 7.00%, 4/25/24		3,025,539	3,394,352
Series 1994-79, Class Z, 7.00%, 4/25/24		614,008	690,218

Security	Principal Amount	Value
Series 1994-89, Class ZQ, 8.00%, 7/25/24	$483,538	$558,456
Series 1996-35, Class Z, 7.00%, 7/25/26	154,116	177,521
Series 1998-16, Class H, 7.00%, 4/18/28	447,531	508,381
Series 1998-44, Class ZA, 6.50%, 7/20/28	795,426	910,727
Series 1999-25, Class Z, 6.00%, 6/25/29	943,298	1,060,132
Series 2000-2, Class ZE, 7.50%, 2/25/30	191,844	225,350
Series 2000-49, Class A, 8.00%, 3/18/27	589,953	689,378
Series 2001-31, Class ZA, 6.00%, 7/25/31	6,446,559	7,254,685
Series 2001-37, Class GA, 8.00%, 7/25/16	22,577	23,466
Series 2001-74, Class QE, 6.00%, 12/25/31	1,936,678	2,164,825
Series 2009-48, Class WA, 5.848%, 7/25/39(8)	7,676,863	8,575,455
Series 2011-38, Class SA, 13.035%, 5/25/41(9)	9,276,599	9,816,974
Series G48, Class Z, 7.10%, 12/25/21	541,267	603,941
Series G92-60, Class Z, 7.00%, 10/25/22	1,181,456	1,300,259
Series G93-1, Class K, 6.675%, 1/25/23	838,554	933,257
Series G93-31, Class PN, 7.00%, 9/25/23	2,563,982	2,915,050
Series G93-41, Class ZQ, 7.00%, 12/25/23	5,223,979	5,946,069
Series G94-7, Class PJ, 7.50%, 5/17/24	841,144	969,713

		$54,136,307

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$589,281	$664,670
Series 1996-22, Class Z, 7.00%, 10/16/26	471,616	540,196
Series 1999-42, Class Z, 8.00%, 11/16/29	1,459,854	1,726,095
Series 2000-21, Class Z, 9.00%, 3/16/30	2,095,233	2,527,786
Series 2001-35, Class K, 6.45%, 10/26/23	194,253	214,642

		$5,673,389

Total Collateralized Mortgage Obligations (identified cost $62,484,322)		$66,438,428

Mortgage Pass-Throughs — 19.9%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.455%, with maturity at 2036(10)	$5,038,095	$5,401,087
2.879%, with maturity at 2035(10)	4,311,933	4,582,179
3.099%, with maturity at 2029(10)	688,946	699,746
3.157%, with maturity at 2023(10)	174,718	182,535
4.359%, with maturity at 2030(10)	992,340	1,078,937
4.50%, with various maturities to 2035	2,261,996	2,395,299
5.00%, with various maturities to 2019	1,575,949	1,663,810
5.50%, with various maturities to 2019	4,660,050	4,933,751
6.00%, with various maturities to 2035	37,671,929	42,130,174
6.50%, with various maturities to 2033	33,171,118	37,895,500
6.60%, with maturity at 2030	1,924,035	2,222,181
7.00%, with various maturities to 2036	33,421,053	38,588,745
7.31%, with maturity at 2026	127,960	150,661
7.50%, with various maturities to 2035	19,953,399	23,513,128
7.95%, with maturity at 2022	301,949	347,652
8.00%, with various maturities to 2034	7,679,992	9,255,954
8.15%, with maturity at 2021	122,477	137,238
8.30%, with maturity at 2021	19,194	21,066
8.47%, with maturity at 2018	53,600	59,122
8.50%, with various maturities to 2028	654,141	776,323
9.00%, with various maturities to 2027	1,144,945	1,316,485
9.50%, with maturity at 2027	141,766	168,140

Security	Principal Amount	Value
9.75%, with maturity at 2016	$449	$472
10.00%, with various maturities to 2020	341,413	383,588
10.50%, with maturity at 2021	188,667	211,149
11.00%, with maturity at 2016	116,869	122,421

		$178,237,343

Federal National Mortgage Association:
1.919%, with maturity at 2022(10)	$1,507,343	$1,540,599
1.925%, with maturity at 2027(10)	300,600	308,679
1.932%, with various maturities to 2035(10)	19,835,672	20,515,433
1.933%, with maturity at 2038(10)	1,057,427	1,093,653
1.951%, with various maturities to 2033(10)	15,571,709	16,094,812
2.018%, with maturity at 2035(10)	4,202,629	4,333,343
2.082%, with maturity at 2025(10)	1,029,562	1,063,064
2.275%, with maturity at 2028(10)	219,176	231,013
2.282%, with maturity at 2024(10)	645,362	669,349
2.91%, with maturity at 2023(10)	98,743	101,903
3.645%, with maturity at 2034(10)	2,672,756	2,905,994
3.737%, with maturity at 2035(10)	8,466,139	9,204,937
3.922%, with maturity at 2035(10)	7,148,634	7,772,459
5.00%, with various maturities to 2033	3,268,298	3,526,736
5.50%, with various maturities to 2023	6,293,499	6,677,967
6.00%, with various maturities to 2038(11)	224,472,939	251,379,577
6.32%, with maturity at 2032(10)	2,665,734	2,960,421
6.50%, with various maturities to 2038	99,935,653	113,507,587
7.00%, with various maturities to 2037	81,524,549	94,499,110
7.149%, with maturity at 2025(10)	81,633	87,583
7.50%, with various maturities to 2037	58,545,941	69,565,930
8.00%, with various maturities to 2030	4,518,040	5,326,745
8.50%, with various maturities to 2037	7,939,109	9,689,546
9.00%, with various maturities to 2032	1,977,991	2,331,861
9.087%, with maturity at 2028(8)	209,656	230,509
9.50%, with various maturities to 2031	1,748,210	2,077,685
10.037%, with maturity at 2027(8)	209,249	237,117
10.50%, with maturity at 2029	206,028	244,479
11.50%, with maturity at 2031	257,128	314,338

		$628,492,429

Government National Mortgage Association:
2.00%, with maturity at 2024(10)	$440,248	$456,661
6.00%, with various maturities to 2033	33,377,382	37,996,096
6.50%, with various maturities to 2032	15,312,933	17,611,132
7.00%, with various maturities to 2035	31,217,076	36,382,800
7.50%, with various maturities to 2031	5,058,547	5,912,282
7.75%, with maturity at 2019	25,009	28,341
8.00%, with various maturities to 2034	11,335,462	13,384,045
8.30%, with various maturities to 2020	35,953	38,930
8.50%, with various maturities to 2021	450,759	489,252
9.00%, with various maturities to 2025	238,452	279,297
9.50%, with various maturities to 2026	930,989	1,130,774

		$113,709,610

Total Mortgage Pass-Throughs (identified cost $892,469,147)		$920,439,382

U.S. Government Agency Obligations — 4.2%

Security	Principal Amount	Value
Federal Home Loan Bank:
5.25%, 12/11/20	$7,000,000	$8,236,893
5.25%, 12/9/22	14,850,000	17,663,808
5.365%, 9/9/24	12,700,000	15,345,283
5.375%, 9/30/22	49,780,000	59,903,958
5.375%, 8/15/24	22,000,000	26,661,580
5.625%, 6/11/21	12,850,000	15,454,900
5.75%, 6/12/26	14,850,000	18,426,132

		$161,692,554

United States Agency for International Development - Israel:
5.50%, 12/4/23	$5,000,000	$6,065,730
5.50%, 4/26/24	22,500,000	27,365,063

		$33,430,793

Total U.S. Government Agency Obligations (identified cost $176,453,739)		$195,123,347

U.S. Treasury Obligations — 3.5%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(11)	$1,500,000	$2,033,320
U.S. Treasury Bond, 11.25%, 2/15/15(11)	150,000,000	159,023,400

Total U.S. Treasury Obligations (identified cost $160,556,631)		$161,056,720

Total Debt Obligations - United States (identified cost $1,292,483,100)		$1,343,672,274

Common Stocks — 0.6%

Security	Shares	Value
Germany — 0.3%
Deutsche EuroShop AG	127,565	$6,021,122
Deutsche Wohnen AG	286,888	6,207,454

Total Germany		$12,228,576

Luxembourg — 0.1%
GAGFAH SA(12)	377,967	$6,624,594

Total Luxembourg		$6,624,594

Singapore — 0.2%
Yoma Strategic Holdings, Ltd.	21,442,000	$11,824,795

Total Singapore		$11,824,795

Total Common Stocks (identified cost $24,985,819)		$30,677,965

Investment Funds — 0.3%

Security	Shares	Value
Fondul Proprietatea SA	50,194,000	$12,671,638

Total Investment Funds (identified cost $12,421,052)		$12,671,638

Precious Metals — 0.8%

Description	Troy Ounces	Value
Platinum(12)	24,986	$36,491,469

Total Precious Metals (identified cost $43,799,986)		$36,491,469

Currency Put Options Purchased — 0.3%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Australian Dollar	Citibank NA	AUD	63,624	USD	0.85	4/29/15	$513,494
Australian Dollar	JPMorgan Chase Bank	AUD	48,977	USD	0.85	4/29/15	395,280
Canadian Dollar	Citibank NA	CAD	28,028	CAD	1.13	3/30/15	270,458
Canadian Dollar	Goldman Sachs International	CAD	28,435	CAD	1.13	3/30/15	274,385
Canadian Dollar	HSBC Bank USA	CAD	42,487	CAD	1.11	3/30/15	613,956
Canadian Dollar	Standard Chartered Bank	CAD	12,450	CAD	1.11	3/30/15	179,908
Euro	Citibank NA	EUR	34,553	USD	1.38	4/29/15	1,957,977
Euro	Citibank NA	EUR	48,853	USD	1.35	7/30/15	1,943,104
Japanese Yen	Citibank NA	JPY	3,596,880	JPY	105.00	6/22/15	662,580
Japanese Yen	Deutsche Bank	JPY	7,193,550	JPY	105.00	6/22/15	1,325,120
Japanese Yen	Goldman Sachs International	JPY	3,530,625	JPY	105.00	6/22/15	650,375
Yuan Renminbi	Goldman Sachs International	CNY	226,620	CNY	6.35	9/30/14	5,782
Yuan Renminbi	JPMorgan Chase Bank	CNY	210,210	CNY	6.35	9/30/14	3,774
Yuan Renminbi Offshore	Bank of America	CNH	329,351	CNH	6.30	5/14/15	463,444
Yuan Renminbi Offshore	Citibank NA	CNH	436,830	CNH	6.35	10/6/14	26,072
Yuan Renminbi Offshore	Deutsche Bank	CNH	491,377	CNH	6.20	3/5/15	1,098,703
Yuan Renminbi Offshore	Goldman Sachs International	CNH	300,649	CNH	6.30	5/14/15	423,056
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	485,411	CNH	6.20	3/5/15	1,085,363
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	318,212	CNH	6.20	3/6/15	714,027

Total Currency Put Options Purchased (identified cost $14,480,130)							$12,606,858

Interest Rate Swaptions Purchased — 0.0%

Description	Counterparty	Expiration Date	Notional Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$99,600,000	$0

Total Interest Rate Swaptions Purchased (identified cost $6,205,080)				$0

Call Options Purchased — 0.1%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International	326	JPY	16,000	5/13/16	$3,835,970

Total Call Options Purchased (identified cost $2,827,980)						$3,835,970

Short-Term Investments — 20.3%

Foreign Government Securities — 16.6%
Security	Principal Amount (000’s omitted)		Value
Georgia — 0.1%
Bank of Georgia Promissory Note, 4.00%, 1/8/15	USD	5,266	$5,319,577

Total Georgia			$5,319,577

Kenya — 1.8%
Kenya Treasury Bill, 0.00%, 9/22/14	KES	971,800	$10,943,932
Kenya Treasury Bill, 0.00%, 9/29/14	KES	77,600	872,463
Kenya Treasury Bill, 0.00%, 10/20/14	KES	406,200	4,544,628
Kenya Treasury Bill, 0.00%, 11/17/14	KES	312,300	3,467,395
Kenya Treasury Bill, 0.00%, 11/24/14	KES	672,000	7,446,123
Kenya Treasury Bill, 0.00%, 12/1/14	KES	780,700	8,632,956
Kenya Treasury Bill, 0.00%, 12/15/14	KES	465,400	5,124,897
Kenya Treasury Bill, 0.00%, 4/13/15	KES	801,000	8,528,624
Kenya Treasury Bill, 0.00%, 4/20/15	KES	1,441,900	15,323,694
Kenya Treasury Bill, 0.00%, 4/27/15	KES	1,594,600	16,914,605

Total Kenya			$81,799,317

Lebanon — 3.9%
Lebanon Treasury Bill, 0.00%, 8/14/14	LBP	24,031,000	$15,869,320
Lebanon Treasury Bill, 0.00%, 8/28/14	LBP	4,886,430	3,221,452
Lebanon Treasury Bill, 0.00%, 10/9/14	LBP	6,932,900	4,547,660
Lebanon Treasury Bill, 0.00%, 10/16/14	LBP	12,907,000	8,459,268
Lebanon Treasury Bill, 0.00%, 10/23/14	LBP	6,971,600	4,565,350
Lebanon Treasury Bill, 0.00%, 11/6/14	LBP	1,729,980	1,130,866
Lebanon Treasury Bill, 0.00%, 11/20/14	LBP	14,587,300	9,517,017
Lebanon Treasury Bill, 0.00%, 12/18/14	LBP	25,348,700	16,470,508
Lebanon Treasury Bill, 0.00%, 12/25/14	LBP	25,102,700	16,293,333
Lebanon Treasury Bill, 0.00%, 1/1/15	LBP	12,333,000	7,996,301
Lebanon Treasury Bill, 0.00%, 1/8/15	LBP	6,301,050	4,080,909
Lebanon Treasury Bill, 0.00%, 1/15/15	LBP	36,944,000	23,900,344
Lebanon Treasury Bill, 0.00%, 1/22/15	LBP	9,805,760	6,336,513
Lebanon Treasury Bill, 0.00%, 2/5/15	LBP	24,455,530	15,768,977
Lebanon Treasury Bill, 0.00%, 2/19/15	LBP	24,804,725	15,961,985
Lebanon Treasury Bill, 0.00%, 4/16/15	LBP	7,550,000	4,818,699
Lebanon Treasury Bill, 0.00%, 4/30/15	LBP	12,359,330	7,871,667
Lebanon Treasury Bill, 0.00%, 6/11/15	LBP	6,086,700	3,851,899
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	12,844,300	8,093,057
Lebanon Treasury Bill, 0.00%, 7/23/15	LBP	5,026,200	3,159,984

Total Lebanon			$181,915,109

Mexico — 2.1%
Mexico Cetes, 0.00%, 4/1/15	MXN	1,298,544	$96,312,274

Total Mexico			$96,312,274

Security	Principal Amount (000’s omitted)		Value
Nigeria — 1.0%
Nigeria OMO Bill, 0.00%, 9/18/14	NGN	2,216,230	$13,511,564
Nigeria OMO Bill, 0.00%, 10/2/14	NGN	1,603,350	9,721,536
Nigeria Treasury Bill, 0.00%, 9/4/14	NGN	982,335	6,014,332
Nigeria Treasury Bill, 0.00%, 9/25/14	NGN	1,402,925	8,534,555
Nigeria Treasury Bill, 0.00%, 10/23/14	NGN	1,002,090	6,049,042
Nigeria Treasury Bill, 0.00%, 11/6/14	NGN	561,180	3,374,925

Total Nigeria			$47,205,954

Philippines — 2.7%
Philippine Treasury Bill, 0.00%, 8/6/14	PHP	50,000	$1,149,748
Philippine Treasury Bill, 0.00%, 9/3/14	PHP	3,349,630	76,947,788
Philippine Treasury Bill, 0.00%, 10/8/14	PHP	880,900	20,212,351
Philippine Treasury Bill, 0.00%, 11/5/14	PHP	1,142,710	26,196,863

Total Philippines			$124,506,750

Romania — 0.0%(5)
Romania Treasury Bill, 0.00%, 3/30/15	RON	4,000	$1,194,943

Total Romania			$1,194,943

Serbia — 0.9%
Serbia Treasury Bill, 0.00%, 1/1/15	EUR	3,000	$3,958,726
Serbia Treasury Bill, 0.00%, 1/29/15	RSD	1,786,060	19,703,297
Serbia Treasury Bill, 0.00%, 3/12/15	RSD	1,536,290	16,781,135

Total Serbia			$40,443,158

Sri Lanka — 3.3%
Sri Lanka Treasury Bill, 0.00%, 9/12/14	LKR	29,120	$222,095
Sri Lanka Treasury Bill, 0.00%, 10/3/14	LKR	981,420	7,457,427
Sri Lanka Treasury Bill, 0.00%, 10/10/14	LKR	146,010	1,108,147
Sri Lanka Treasury Bill, 0.00%, 10/17/14	LKR	973,060	7,376,317
Sri Lanka Treasury Bill, 0.00%, 10/31/14	LKR	1,427,800	10,798,148
Sri Lanka Treasury Bill, 0.00%, 11/7/14	LKR	199,550	1,507,292
Sri Lanka Treasury Bill, 0.00%, 12/5/14	LKR	1,631,690	12,260,441
Sri Lanka Treasury Bill, 0.00%, 12/12/14	LKR	584,720	4,388,040
Sri Lanka Treasury Bill, 0.00%, 12/19/14	LKR	237,560	1,780,524
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	1,252,160	9,373,179
Sri Lanka Treasury Bill, 0.00%, 1/2/15	LKR	548,460	4,100,378
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	1,875,710	14,007,012
Sri Lanka Treasury Bill, 0.00%, 1/30/15	LKR	380,000	2,828,159
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	2,321,580	17,210,078
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	1,284,190	9,506,743
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	3,414,430	25,242,511
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	255,810	1,888,804
Sri Lanka Treasury Bill, 0.00%, 3/20/15	LKR	1,666,990	12,293,047
Sri Lanka Treasury Bill, 0.00%, 4/10/15	LKR	396,470	2,912,748
Sri Lanka Treasury Bill, 0.00%, 4/24/15	LKR	240,650	1,763,588
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	176,180	1,276,709
Sri Lanka Treasury Bill, 0.00%, 7/24/15	LKR	314,960	2,273,175

Total Sri Lanka			$151,574,562

Uganda — 0.2%
Uganda Treasury Bill, 0.00%, 11/13/14	UGX	7,431,400	$2,753,635
Uganda Treasury Bill, 0.00%, 11/27/14	UGX	8,763,800	3,233,863
Uganda Treasury Bill, 0.00%, 12/26/14	UGX	3,677,000	1,345,000
Uganda Treasury Bill, 0.00%, 1/22/15	UGX	3,677,000	1,333,864
Uganda Treasury Bill, 0.00%, 2/5/15	UGX	4,866,500	1,757,658

Total Uganda			$10,424,020

Security	Principal Amount (000’s omitted)		Value
Uruguay — 0.3%
Monetary Regulation Bill, 0.00%, 8/29/14(6)	UYU	22,946	$983,630
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	23,776	1,016,531
Monetary Regulation Bill, 0.00%, 10/3/14	UYU	26,300	1,110,485
Monetary Regulation Bill, 0.00%, 10/15/14	UYU	19,278	809,642
Monetary Regulation Bill, 0.00%, 1/16/15	UYU	114,480	4,645,995
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	30,490	1,221,362
Monetary Regulation Bill, 0.00%, 2/20/15(6)	UYU	43,310	1,805,801

Total Uruguay			$11,593,446

Zambia — 0.3%
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	23,985	$3,881,991
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	55,060	8,882,779
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	8,590	1,180,940

Total Zambia			$13,945,710

Total Foreign Government Securities (identified cost $770,806,209)			$766,234,820

U.S. Treasury Obligations — 0.1%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 10/9/14(11)		$6,000	$5,999,940

Total U.S. Treasury Obligations (identified cost $5,999,690)			$5,999,940

Repurchase Agreements — 1.9%
Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 10/21/13 with an interest rate of 0.35%, collateralized by USD 10,000,000 Turkey Government Bond 7.50%, due 7/14/17 and a market value, including accrued interest, of $11,447,357.(13)	USD	11,743	$11,743,000
Dated 7/30/14 with a maturity date of 8/15/14, an interest rate of 0.20% payable by the Portfolio and repurchase proceeds of EUR 17,544,135, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $23,415,329.	EUR	17,546	23,494,305
Barclays Bank PLC:
Dated 7/8/14 with a maturity date of 8/11/14, an interest rate of 0.75% payable by the Portfolio and repurchase proceeds of USD 7,299,593, collateralized by USD 6,243,000 Qatar Government International Bond 5.750%, due 1/20/42 and a market value, including accrued interest, of $7,194,164.	USD	7,304	7,304,310
Dated 7/23/14 with a maturity date of 8/11/14, an interest rate of 0.85% payable by the Portfolio and repurchase proceeds of USD 12,812,603, collateralized by USD 12,615,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $12,800,067.	USD	12,817	12,816,840
Dated 7/25/14 with a maturity date of 8/19/14, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of USD 4,971,414, collateralized by USD 4,900,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $4,954,794.	USD	4,973	4,973,010
Dated 7/31/14 with a maturity date of 8/18/14, an interest rate of 0.85% payable by the Portfolio and repurchase proceeds of USD 2,460,006, collateralized by USD 2,429,000 SoQ Sukuk A Q.S.C., 3.241%, due 1/18/23 and a market value, including accrued interest, of $2,464,634.	USD	2,461	2,460,820

Description	Principal Amount (000’s omitted)		Value
JPMorgan Chase Bank:
Dated 6/19/14 with an interest rate of 0.40%, collateralized by USD 12,000,000 Bolivarian Republic of Venezuela 5.00%, due 10/28/15 and a market value, including accrued interest, of $11,480,000.(13)	USD	11,610	$11,610,000
Nomura International PLC:
Dated 7/18/14 with a maturity date of 8/13/14, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of USD 9,929,375, collateralized by USD 9,779,000 Republic of Ghana 7.875% due 8/7/23 and a market value, including accrued interest, of $9,888,354.	USD	9,933	9,933,142
Dated 7/31/14 with a maturity date of 8/26/14, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of USD 1,886,297, collateralized by USD 1,870,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $1,890,911.	USD	1,887	1,887,012

Total Repurchase Agreements (identified cost $86,227,694)			$86,222,439

Other — 1.7%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(14)		$80,710	$80,710,484

Total Other (identified cost $80,710,484)			$80,710,484

Total Short-Term Investments (identified cost $943,744,077)			$939,167,683

Total Investments — 97.0% (identified cost $4,405,256,507)			$4,489,801,826

Currency Put Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Euro	Citibank NA	EUR	34,553	USD	1.38	4/29/15	$(1,957,977)
Yuan Renminbi	Goldman Sachs International	CNY	210,210	CNY	6.35	9/30/14	(3,774)
Yuan Renminbi	Goldman Sachs International	CNY	226,620	CNY	6.35	9/30/14	(5,782)
Yuan Renminbi Offshore	Citibank NA	CNH	436,830	CNH	6.35	10/6/14	(26,072)
Yuan Renminbi Offshore	Deutsche Bank	CNH	491,377	CNH	6.20	3/5/15	(1,098,703)
Yuan Renminbi Offshore	Deutsche Bank	CNH	630,000	CNH	6.30	5/14/15	(886,500)
Yuan Renminbi Offshore	Goldman Sachs International	CNH	485,411	CNH	6.20	3/5/15	(1,085,363)
Yuan Renminbi Offshore	Goldman Sachs International	CNH	318,212	CNH	6.20	3/6/15	(714,027)

Total Currency Put Options Written (premiums received $8,141,129)							$(5,778,198)

Other Assets, Less Liabilities — 3.1%							$141,354,282

Net Assets — 100.0%							$4,625,377,910

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

BDT	-	Bangladesh Taka

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JOD	-	Jordanian Dinar

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2014, the aggregate value of these securities is $683,343,578 or 14.8% of the Portfolio’s net assets.

(2)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(3)	Defaulted security.

(4)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $383,421,310 or 8.3% of the Portfolio’s net assets.

(5)	Amount is less than 0.05%.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2014.

(9)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2014.

(10)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2014.

(11)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(12)	Non-income producing.

(13)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $138,863.

Securities Sold Short — (1.2)%

Foreign Government Bonds — (1.2)%

Security	Principal Amount (000’s omitted)		Value
Ghana — (0.4)%
Republic of Ghana, 7.875%, 8/7/23	USD	(16,549)	$(16,104,163)

Total Ghana			$(16,104,163)

Qatar — (0.3)%
SoQ Sukuk A Q.S.C., 3.241%, 1/18/23	USD	(15,044)	$(15,247,094)

Total Qatar			$(15,247,094)

Spain — (0.5)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(23,410,266)

Total Spain			$(23,410,266)

Total Foreign Government Bonds (proceeds $51,427,519)			$(54,761,523)

Total Securities Sold Short (proceeds $51,427,519)			$(54,761,523)

EUR	-	Euro

USD	-	United States Dollar

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2014 were $48,442,804 or 1.0% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/5/14	Swiss Franc 5,112,390	United States Dollar 5,736,872	Deutsche Bank	$111,133	$—	$111,133
8/5/14	Swiss Franc 129,321,903	United States Dollar 146,896,614	Goldman Sachs International	4,589,155	—	4,589,155
8/5/14	Swiss Franc 5,799,804	United States Dollar 6,510,781	Goldman Sachs International	128,604	—	128,604
8/5/14	Swiss Franc 3,763,000	United States Dollar 4,224,345	Goldman Sachs International	83,492	—	83,492

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/5/14	Swiss Franc 44,981,000	United States Dollar 49,467,722	Goldman Sachs International	$—	$(29,939)	$(29,939)
8/5/14	Swiss Franc 4,420,134	United States Dollar 4,960,724	JPMorgan Chase Bank	96,753	—	96,753
8/5/14	Swiss Franc 12,328,315	United States Dollar 13,842,474	Standard Chartered Bank	276,240	—	276,240
8/5/14	Swiss Franc 11,163,928	United States Dollar 12,523,869	Standard Chartered Bank	238,942	—	238,942
8/5/14	United States Dollar 142,221,382	Swiss Franc 129,321,903	Goldman Sachs International	86,076	—	86,076
8/5/14	United States Dollar 46,840,707	Swiss Franc 42,587,571	Goldman Sachs International	23,195	—	23,195
8/5/14	United States Dollar 50,586,489	Swiss Franc 44,981,000	Goldman Sachs International	—	(1,088,827)	(1,088,827)
8/6/14	Euro 35,446,000	United States Dollar 49,170,762	Goldman Sachs International	1,706,492	—	1,706,492
8/6/14	Philippine Peso 250,000,000	United States Dollar 5,732,893	Bank of America	—	(12,459)	(12,459)
8/6/14	Philippine Peso 257,679,000	United States Dollar 5,908,985	Citibank NA	—	(12,841)	(12,841)
8/6/14	Philippine Peso 250,000,000	United States Dollar 5,732,893	Goldman Sachs International	—	(12,459)	(12,459)
8/6/14	Philippine Peso 281,840,000	United States Dollar 6,463,034	Standard Chartered Bank	—	(14,045)	(14,045)
8/6/14	United States Dollar 8,365,790	Euro 6,009,000	Goldman Sachs International	—	(319,387)	(319,387)
8/6/14	United States Dollar 39,880,835	Euro 29,437,000	Goldman Sachs International	—	(462,968)	(462,968)
8/7/14	Japanese Yen 904,932,000	United States Dollar 8,854,867	Goldman Sachs International	57,439	—	57,439
8/8/14	New Turkish Lira 24,521,270	United States Dollar 11,453,185	Standard Chartered Bank	27,024	—	27,024
8/8/14	New Turkish Lira 36,330,000	United States Dollar 16,912,620	Standard Chartered Bank	—	(16,047)	(16,047)
8/8/14	Thai Baht 582,090,000	United States Dollar 17,871,968	Goldman Sachs International	—	(252,625)	(252,625)
8/8/14	United States Dollar 4,978,525	Thai Baht 158,342,000	Goldman Sachs International	—	(48,215)	(48,215)
8/12/14	United States Dollar 2,496,461	Indian Rupee 152,200,000	Deutsche Bank	11,542	—	11,542
8/12/14	United States Dollar 2,869,750	Indian Rupee 174,915,000	Goldman Sachs International	12,559	—	12,559
8/13/14	Euro 157,217,399	United States Dollar 216,605,485	Standard Chartered Bank	6,077,565	—	6,077,565
8/13/14	Euro 18,965,000	United States Dollar 25,658,678	Standard Chartered Bank	262,875	—	262,875
8/13/14	United States Dollar 3,927,319	Indonesian Rupiah 44,575,066,000	Deutsche Bank	—	(105,921)	(105,921)
8/15/14	Euro 2,998,000	British Pound Sterling 2,447,402	Goldman Sachs International	116,972	—	116,972
8/15/14	Euro 17,232,000	British Pound Sterling 13,934,312	JPMorgan Chase Bank	447,906	—	447,906
8/15/14	Euro 31,589,000	British Pound Sterling 25,786,663	Morgan Stanley & Co. International PLC	1,231,051	—	1,231,051

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/18/14	Euro 15,031,898	Polish Zloty 62,500,752	BNP Paribas	$—	$(116,824)	$(116,824)
8/18/14	Euro 13,754,441	Polish Zloty 57,189,248	Citibank NA	—	(106,896)	(106,896)
8/18/14	Japanese Yen 4,971,273,782	United States Dollar 48,847,406	Goldman Sachs International	515,407	—	515,407
8/18/14	Thai Baht 1,042,350,000	United States Dollar 31,817,766	Goldman Sachs International	—	(622,754)	(622,754)
8/18/14	United States Dollar 20,570,259	Japanese Yen 2,095,842,000	Goldman Sachs International	—	(193,946)	(193,946)
8/20/14	Euro 9,091,193	United States Dollar 12,459,989	JPMorgan Chase Bank	285,815	—	285,815
8/20/14	Indonesian Rupiah 23,698,153,000	United States Dollar 1,997,316	Deutsche Bank	—	(21,127)	(21,127)
8/20/14	United States Dollar 3,819,629	Indonesian Rupiah 44,575,066,000	Deutsche Bank	—	(23,035)	(23,035)
8/20/14	United States Dollar 3,054,348	Indonesian Rupiah 35,567,887,000	JPMorgan Chase Bank	—	(24,924)	(24,924)
8/20/14	United States Dollar 9,409,113	Indonesian Rupiah 109,098,662,264	Standard Chartered Bank	—	(116,850)	(116,850)
8/21/14	Euro 747,150	United States Dollar 1,014,062	Bank of America	13,537	—	13,537
8/21/14	Euro 373,580	United States Dollar 507,861	Bank of America	7,592	—	7,592
8/21/14	Euro 337,908	United States Dollar 456,700	Bank of America	4,200	—	4,200
8/22/14	Thai Baht 684,035,000	United States Dollar 20,829,324	Standard Chartered Bank	—	(455,547)	(455,547)
8/25/14	Euro 15,554,158	United States Dollar 21,205,528	Bank of America	376,360	—	376,360
8/25/14	Euro 1,832,579	United States Dollar 2,498,236	Goldman Sachs International	44,159	—	44,159
8/26/14	Euro 6,347,607	United States Dollar 8,668,717	Bank of America	168,367	—	168,367
8/26/14	Euro 6,910,246	United States Dollar 9,444,786	Goldman Sachs International	190,982	—	190,982
8/27/14	Argentine Peso 26,342,000	United States Dollar 3,010,514	Bank of America	—	(101,260)	(101,260)
8/27/14	Argentine Peso 22,308,000	United States Dollar 2,509,336	Bank of America	—	(125,903)	(125,903)
8/27/14	Euro 17,375,000	United States Dollar 23,538,955	Goldman Sachs International	271,282	—	271,282
8/27/14	Euro 16,619,460	United States Dollar 22,796,581	JPMorgan Chase Bank	540,687	—	540,687
8/27/14	Euro 13,602,179	United States Dollar 18,514,021	JPMorgan Chase Bank	298,709	—	298,709
8/27/14	Euro 3,649,721	United States Dollar 4,967,686	JPMorgan Chase Bank	80,175	—	80,175
8/27/14	Euro 966,718	United States Dollar 1,326,028	JPMorgan Chase Bank	31,451	—	31,451
8/27/14	Ghanaian Cedi 1,812,000	United States Dollar 646,681	Standard Chartered Bank	131,643	—	131,643
8/27/14	United States Dollar 5,148,148	Argentine Peso 48,650,000	Bank of America	598,866	—	598,866
8/28/14	United States Dollar 1,334,626	Indian Rupee 79,840,000	BNP Paribas	—	(26,035)	(26,035)
8/28/14	United States Dollar 1,382,267	Indian Rupee 82,690,000	JPMorgan Chase Bank	—	(26,964)	(26,964)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/28/14	United States Dollar 1,466,445	Indian Rupee 87,733,000	Standard Chartered Bank	$—	$(28,486)	$(28,486)
8/29/14	Ghanaian Cedi 3,577,000	United States Dollar 1,252,890	Standard Bank	237,508	—	237,508
8/29/14	Ghanaian Cedi 3,612,000	United States Dollar 1,253,079	Standard Bank	227,762	—	227,762
9/3/14	Brazilian Real 116,205,000	United States Dollar 51,651,258	Standard Chartered Bank	880,791	—	880,791
9/3/14	Euro 29,324,802	United States Dollar 40,047,650	Bank of America	776,580	—	776,580
9/3/14	United States Dollar 9,845,936	Indian Rupee 594,793,000	Citibank NA	—	(116,699)	(116,699)
9/4/14	Euro 32,310,568	Singapore Dollar 55,306,000	Standard Chartered Bank	1,063,794	—	1,063,794
9/8/14	Argentine Peso 62,363,000	United States Dollar 6,936,930	Bank of America	—	(320,172)	(320,172)
9/8/14	South African Rand 492,684,425	United States Dollar 45,414,981	Goldman Sachs International	—	(268,665)	(268,665)
9/8/14	United States Dollar 6,578,376	Argentine Peso 62,363,000	Bank of America	678,727	—	678,727
9/9/14	Zambian Kwacha 14,139,000	United States Dollar 2,363,986	Standard Bank	105,934	—	105,934
9/9/14	Zambian Kwacha 9,054,000	United States Dollar 1,514,047	Standard Chartered Bank	68,089	—	68,089
9/10/14	Euro 93,509,924	United States Dollar 127,483,014	Deutsche Bank	2,253,923	—	2,253,923
9/10/14	Euro 4,244,000	United States Dollar 5,744,339	Deutsche Bank	60,747	—	60,747
9/16/14	United States Dollar 11,585,516	Indian Rupee 701,503,000	Standard Chartered Bank	—	(135,677)	(135,677)
9/16/14	United States Dollar 11,366,472	Indian Rupee 680,397,000	Standard Chartered Bank	—	(261,122)	(261,122)
9/16/14	United States Dollar 1,120,403	Zambian Kwacha 7,342,000	Barclays Bank PLC	47,201	—	47,201
9/17/14	Euro 21,293,808	United States Dollar 28,995,033	Bank of America	477,576	—	477,576
9/17/14	Euro 3,761,079	United States Dollar 5,119,073	Goldman Sachs International	82,097	—	82,097
9/17/14	Japanese Yen 14,989,110,000	United States Dollar 146,952,059	Bank of America	1,197,049	—	1,197,049
9/17/14	United States Dollar 43,739,433	Japanese Yen 4,465,140,000	Bank of America	—	(320,142)	(320,142)
9/22/14	United States Dollar 13,692,961	Indian Rupee 838,420,000	BNP Paribas	—	(20,933)	(20,933)
9/22/14	United States Dollar 10,641,258	Indian Rupee 651,245,000	Standard Chartered Bank	—	(21,474)	(21,474)
9/23/14	United States Dollar 1,098,039	Zambian Kwacha 7,000,000	Barclays Bank PLC	10,505	—	10,505
9/23/14	Zambian Kwacha 17,465,000	United States Dollar 2,935,294	Barclays Bank PLC	169,477	—	169,477
9/23/14	Zambian Kwacha 20,958,000	United States Dollar 3,444,207	Barclays Bank PLC	125,226	—	125,226
9/23/14	Zambian Kwacha 15,335,000	United States Dollar 2,518,062	Barclays Bank PLC	89,559	—	89,559
9/24/14	Euro 3,031,000	United States Dollar 4,101,125	Standard Chartered Bank	41,805	—	41,805

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/24/14	Euro 870,000	United States Dollar 1,178,563	Standard Chartered Bank	$13,400	$—	$13,400
9/24/14	Kenyan Shilling 283,707,000	United States Dollar 3,190,049	Standard Bank	—	(10,924)	(10,924)
9/25/14	Euro 24,343,000	United States Dollar 33,094,309	Deutsche Bank	492,409	—	492,409
9/25/14	Euro 16,284,000	United States Dollar 22,127,839	Goldman Sachs International	319,133	—	319,133
9/25/14	Kenyan Shilling 246,560,000	United States Dollar 2,769,606	Standard Bank	—	(11,612)	(11,612)
9/25/14	Thai Baht 213,132,000	United States Dollar 6,539,296	Citibank NA	—	(82,093)	(82,093)
9/25/14	Thai Baht 247,904,000	United States Dollar 7,606,751	Goldman Sachs International	—	(94,903)	(94,903)
9/25/14	United States Dollar 6,539,797	Thai Baht 213,132,000	Citibank NA	81,591	—	81,591
9/25/14	United States Dollar 7,611,422	Thai Baht 247,904,000	Goldman Sachs International	90,232	—	90,232
9/29/14	United States Dollar 24,184,271	Peruvian New Sol 68,482,599	BNP Paribas	106,665	—	106,665
9/29/14	United States Dollar 23,066,596	Peruvian New Sol 65,255,401	Morgan Stanley & Co. International PLC	79,644	—	79,644
9/30/14	United States Dollar 2,925,610	Azerbaijani Manat 2,399,000	Standard Bank	126,553	—	126,553
10/1/14	Euro 7,744,000	United States Dollar 10,479,955	Goldman Sachs International	108,429	—	108,429
10/1/14	United States Dollar 544,023	New Turkish Lira 1,171,000	BNP Paribas	—	(4,615)	(4,615)
10/1/14	United States Dollar 3,962,417	New Turkish Lira 8,972,100	Citibank NA	170,478	—	170,478
10/1/14	United States Dollar 6,187,645	New Turkish Lira 14,010,500	Credit Suisse International	266,129	—	266,129
10/1/14	United States Dollar 4,362,669	New Turkish Lira 9,884,500	Credit Suisse International	190,511	—	190,511
10/1/14	United States Dollar 35,734,855	New Turkish Lira 80,608,900	HSBC Bank USA	1,396,703	—	1,396,703
10/2/14	Kenyan Shilling 77,600,000	United States Dollar 865,106	Citibank NA	—	(8,826)	(8,826)
10/7/14	Thai Baht 348,439,000	United States Dollar 10,688,313	Goldman Sachs International	—	(130,631)	(130,631)
10/7/14	United States Dollar 9,187,259	Indian Rupee 555,944,000	Deutsche Bank	—	(142,219)	(142,219)
10/7/14	United States Dollar 9,569,444	Indian Rupee 579,071,000	Goldman Sachs International	—	(148,136)	(148,136)
10/8/14	South African Rand 492,684,213	United States Dollar 45,154,817	Standard Chartered Bank	—	(300,556)	(300,556)
10/9/14	United States Dollar 5,890,798	Azerbaijani Manat 4,801,000	VTB Capital PLC	191,807	—	191,807
10/9/14	United States Dollar 5,825,660	Azerbaijani Manat 4,745,000	VTB Capital PLC	185,996	—	185,996
10/10/14	Australian Dollar 61,611,869	United States Dollar 57,531,315	Australia and New Zealand Banking Group Limited	536,206	—	536,206
10/10/14	Australian Dollar 26,374,131	United States Dollar 24,637,790	Deutsche Bank	239,951	—	239,951

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
10/15/14	Australian Dollar 27,282,758	United States Dollar 25,402,976	Nomura International PLC	$173,356	$—	$173,356
10/15/14	Euro 55,229,000	United States Dollar 75,112,545	JPMorgan Chase Bank	1,140,488	—	1,140,488
10/15/14	United States Dollar 25,548,939	Australian Dollar 27,282,758	Morgan Stanley & Co. International PLC	—	(319,319)	(319,319)
10/16/14	Euro 58,714,735	Polish Zloty 244,541,000	BNP Paribas	—	(627,023)	(627,023)
10/16/14	Euro 54,876,301	Polish Zloty 228,579,000	JPMorgan Chase Bank	—	(578,154)	(578,154)
10/17/14	Russian Ruble 207,745,000	United States Dollar 5,515,598	Deutsche Bank	—	(185,817)	(185,817)
10/17/14	Russian Ruble 432,891,000	United States Dollar 11,484,043	HSBC Bank USA	—	(396,344)	(396,344)
10/17/14	Russian Ruble 503,195,000	United States Dollar 13,359,750	JPMorgan Chase Bank	—	(450,080)	(450,080)
10/17/14	Russian Ruble 680,319,000	United States Dollar 18,048,996	Morgan Stanley & Co. International PLC	—	(621,878)	(621,878)
10/17/14	United States Dollar 8,317,120	Kazakhstani Tenge 1,374,404,000	Citibank NA	—	(906,349)	(906,349)
10/20/14	Polish Zloty 47,734,000	United States Dollar 15,535,008	BNP Paribas	310,480	—	310,480
10/20/14	United States Dollar 6,639,915	Kazakhstani Tenge 1,096,250,000	Deutsche Bank	—	(732,079)	(732,079)
10/22/14	Euro 26,718,000	United States Dollar 36,417,436	Australia and New Zealand Banking Group Limited	631,120	—	631,120
10/22/14	United States Dollar 6,167,270	Indonesian Rupiah 73,261,004,000	Bank of America	—	(66,762)	(66,762)
10/22/14	United States Dollar 249,522	Indonesian Rupiah 2,950,596,000	BNP Paribas	—	(3,823)	(3,823)
10/22/14	United States Dollar 6,374,225	Indonesian Rupiah 75,764,039,000	Deutsche Bank	—	(65,287)	(65,287)
10/23/14	United States Dollar 4,282,246	Kazakhstani Tenge 705,500,000	JPMorgan Chase Bank	—	(482,225)	(482,225)
10/24/14	Canadian Dollar 34,563,260	United States Dollar 32,161,473	Deutsche Bank	525,096	—	525,096
10/24/14	Canadian Dollar 82,173,819	United States Dollar 76,447,873	Nomura International PLC	1,232,690	—	1,232,690
10/24/14	United States Dollar 19,866,620	Euro 14,727,000	Goldman Sachs International	—	(140,989)	(140,989)
10/24/14	United States Dollar 26,778,158	Singapore Dollar 33,193,000	Deutsche Bank	—	(170,065)	(170,065)
10/27/14	United States Dollar 6,174,598	Kazakhstani Tenge 1,018,500,000	HSBC Bank USA	—	(692,542)	(692,542)
10/29/14	Euro 54,553,229	United States Dollar 73,776,150	Goldman Sachs International	704,987	—	704,987
10/31/14	Australian Dollar 34,586,000	United States Dollar 32,287,760	JPMorgan Chase Bank	339,982	—	339,982
10/31/14	New Zealand Dollar 131,940,604	United States Dollar 111,384,258	Australia and New Zealand Banking Group Limited	253,836	—	253,836
11/5/14	Euro 2,140,695	United States Dollar 2,895,354	Goldman Sachs International	27,924	—	27,924
11/5/14	Swiss Franc 42,587,571	United States Dollar 46,871,381	Goldman Sachs International	—	(24,516)	(24,516)
11/5/14	Swiss Franc 84,340,903	United States Dollar 92,824,608	Goldman Sachs International	—	(48,552)	(48,552)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
11/5/14	United States Dollar 7,601,216	Kazakhstani Tenge 1,250,400,000	Citibank NA	$—	$(881,590)	$(881,590)
11/12/14	United States Dollar 7,411,298	Kazakhstani Tenge 1,213,600,000	Deutsche Bank	—	(897,225)	(897,225)
11/12/14	United States Dollar 20,011,628	Kazakhstani Tenge 3,269,900,000	Deutsche Bank	—	(2,460,239)	(2,460,239)
11/21/14	United States Dollar 4,153,846	Kazakhstani Tenge 675,000,000	JPMorgan Chase Bank	—	(536,298)	(536,298)
11/21/14	United States Dollar 6,279,213	Kazakhstani Tenge 1,021,000,000	VTB Capital PLC	—	(807,337)	(807,337)
12/3/14	United States Dollar 2,909,639	Kazakhstani Tenge 479,072,000	Deutsche Bank	—	(347,373)	(347,373)
12/3/14	United States Dollar 18,933,728	Kazakhstani Tenge 3,117,438,272	Deutsche Bank	—	(2,260,439)	(2,260,439)
12/9/14	Ghanaian Cedi 10,250,001	United States Dollar 3,424,315	Standard Bank	727,465	—	727,465
12/12/14	Ghanaian Cedi 5,200,001	United States Dollar 1,734,779	Standard Bank	369,464	—	369,464
12/19/14	Ghanaian Cedi 5,200,001	United States Dollar 1,729,011	Standard Bank	370,284	—	370,284
12/19/14	Thai Baht 213,132,000	United States Dollar 6,513,814	Citibank NA	—	(83,296)	(83,296)
12/19/14	Thai Baht 247,904,000	United States Dollar 7,580,003	Goldman Sachs International	—	(93,410)	(93,410)
12/22/14	United States Dollar 31,790,563	Kazakhstani Tenge 5,221,600,000	VTB Capital PLC	—	(3,953,326)	(3,953,326)
12/30/14	United States Dollar 5,580,365	Uruguyan Peso 131,585,000	Citibank NA	—	(130,267)	(130,267)
1/2/15	Euro 8,650,195	United States Dollar 11,771,185	Goldman Sachs International	181,536	—	181,536
1/2/15	Euro 3,000,000	United States Dollar 4,117,650	Goldman Sachs International	98,209	—	98,209
1/12/15	United States Dollar 3,318,143	Ugandan Shilling 9,075,120,000	Citibank NA	22,164	—	22,164
1/12/15	United States Dollar 2,345,786	Ugandan Shilling 6,403,995,000	Standard Chartered Bank	11,352	—	11,352
1/20/15	United States Dollar 5,469,861	Ugandan Shilling 14,899,900,000	Barclays Bank PLC	3,796	—	3,796
1/23/15	United States Dollar 2,554,939	Ugandan Shilling 6,906,000,000	Citibank NA	—	(19,774)	(19,774)
1/29/15	United States Dollar 3,243,553	Ugandan Shilling 8,725,157,000	Barclays Bank PLC	—	(45,212)	(45,212)
2/5/15	United States Dollar 2,770,572	Kazakhstani Tenge 459,915,000	Deutsche Bank	—	(337,239)	(337,239)
2/6/15	United States Dollar 5,080,645	Uruguayan Peso 126,000,000	Citibank NA	74,166	—	74,166
2/13/15	United States Dollar 5,070,423	Uruguayan Peso 126,000,000	Citibank NA	73,022	—	73,022
2/20/15	Argentine Peso 23,000,000	United States Dollar 2,207,294	Bank of America	—	(65,523)	(65,523)
2/20/15	Argentine Peso 45,000,000	United States Dollar 4,347,826	Citibank NA	—	(98,988)	(98,988)
2/20/15	United States Dollar 1,982,759	Argentine Peso 23,000,000	Bank of America	290,058	—	290,058
2/20/15	United States Dollar 3,879,310	Argentine Peso 45,000,000	Citibank NA	567,504	—	567,504
2/23/15	Argentine Peso 10,260,000	United States Dollar 983,230	Citibank NA	—	(28,454)	(28,454)
2/23/15	Argentine Peso 24,000,000	United States Dollar 2,314,368	Citibank NA	—	(52,142)	(52,142)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/23/15	Argentine Peso 28,590,000	United States Dollar 2,755,928	Citibank NA	$—	$(63,177)	$(63,177)
2/23/15	United States Dollar 5,418,103	Argentine Peso 62,850,000	Citibank NA	779,196	—	779,196
2/24/15	Argentine Peso 21,210,000	United States Dollar 2,031,026	Citibank NA	—	(58,873)	(58,873)
2/24/15	Argentine Peso 33,790,000	United States Dollar 3,231,019	Citibank NA	—	(98,433)	(98,433)
2/24/15	United States Dollar 4,741,379	Argentine Peso 55,000,000	Citibank NA	677,971	—	677,971
2/25/15	Argentine Peso 20,856,000	United States Dollar 1,993,881	Bank of America	—	(59,659)	(59,659)
2/25/15	Argentine Peso 33,660,000	United States Dollar 3,216,128	Citibank NA	—	(98,129)	(98,129)
2/25/15	Argentine Peso 44,660,000	United States Dollar 4,280,238	Citibank NA	—	(117,111)	(117,111)
2/25/15	Argentine Peso 60,680,000	United States Dollar 5,843,606	Citibank NA	—	(131,117)	(131,117)
2/25/15	United States Dollar 1,805,714	Argentine Peso 20,856,000	Bank of America	247,826	—	247,826
2/25/15	United States Dollar 12,034,632	Argentine Peso 139,000,000	Citibank NA	1,651,696	—	1,651,696
2/27/15	United States Dollar 3,376,414	Uruguayan Peso 83,600,000	Citibank NA	21,237	—	21,237
3/13/15	Euro 6,037,712	Serbian Dinar 765,280,000	Citibank NA	327,470	—	327,470
3/23/15	Euro 7,932,685	Romanian Leu 36,522,082	Bank of America	294,231	—	294,231
3/23/15	Euro 7,929,105	Romanian Leu 36,251,868	Bank of America	218,185	—	218,185
3/23/15	Euro 19,268,356	Romanian Leu 88,451,387	Citibank NA	636,856	—	636,856
3/23/15	Euro 9,490,976	Romanian Leu 43,382,304	Citibank NA	258,039	—	258,039
3/23/15	Euro 5,218,249	Romanian Leu 24,037,865	JPMorgan Chase Bank	197,453	—	197,453
3/23/15	Euro 11,219,478	Romanian Leu 51,637,648	Standard Chartered Bank	411,106	—	411,106
3/23/15	Euro 3,525,207	Romanian Leu 16,164,836	Standard Chartered Bank	111,241	—	111,241
3/23/15	Romanian Leu 21,354,000	Euro 4,662,445	JPMorgan Chase Bank	—	(139,456)	(139,456)
3/31/15	Euro 22,560,509	Romanian Leu 103,259,451	Bank of America	640,415	—	640,415
3/31/15	Euro 21,128,961	Romanian Leu 96,758,597	Citibank NA	615,134	—	615,134
3/31/15	United States Dollar 3,394,716	Uruguayan Peso 84,800,000	Citibank NA	17,460	—	17,460
3/31/15	United States Dollar 5,580,306	Uruguyan Peso 135,155,000	Citibank NA	—	(141,949)	(141,949)
4/30/15	United States Dollar 6,082,149	Uruguayan Peso 154,000,000	Citibank NA	57,301	—	57,301
5/21/15	United States Dollar 18,144,666	New Turkish Lira 41,677,027	Bank of America	159,372	—	159,372
5/21/15	United States Dollar 11,947,570	New Turkish Lira 27,420,869	Morgan Stanley & Co. International PLC	95,338	—	95,338

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
6/2/15	Philippine Peso 800,000,000	United States Dollar 18,136,066	Bank of America	$—	$(99,087)	$(99,087)
6/2/15	Philippine Peso 1,625,246,000	United States Dollar 36,827,763	Goldman Sachs International	—	(217,999)	(217,999)
6/2/15	Philippine Peso 700,000,000	United States Dollar 15,861,866	JPMorgan Chase Bank	—	(93,893)	(93,893)
6/11/15	United States Dollar 1,148,292	Zambian Kwacha 8,572,000	Standard Chartered Bank	49,164	—	49,164
6/12/15	United States Dollar 712,235	Zambian Kwacha 5,210,000	Citibank NA	15,238	—	15,238
6/12/15	United States Dollar 472,028	Zambian Kwacha 3,363,200	Citibank NA	—	(2,424)	(2,424)
6/12/15	United States Dollar 1,153,206	Zambian Kwacha 8,110,500	Citibank NA	—	(20,736)	(20,736)
6/17/15	United States Dollar 1,139,782	Zambian Kwacha 8,395,000	Standard Chartered Bank	29,746	—	29,746
6/18/15	United States Dollar 1,563,215	Zambian Kwacha 11,438,000	Standard Chartered Bank	29,516	—	29,516
6/18/15	United States Dollar 666,557	Zambian Kwacha 4,860,000	Standard Chartered Bank	10,194	—	10,194
6/25/15	United States Dollar 2,218,608	Zambian Kwacha 15,774,300	Barclays Bank PLC	—	(29,020)	(29,020)

				$48,014,798	$(27,746,682)	$20,268,116

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
12/14	274 Gold	Short	$(35,591,230)	$(35,148,720)	$442,510
12/14	210 LME Copper	Long	34,103,423	37,330,126	3,226,703
12/14	210 LME Copper	Short	(38,457,021)	(37,330,125)	1,126,896
Equity Futures
8/14	3,205 SGX CNX Nifty Index	Long	50,138,643	49,351,347	(787,296)
9/14	420 TOPIX Index	Long	50,425,315	52,202,818	1,777,503
Foreign Currency Futures
9/14	5 BMF U.S. Dollar	Long	247,553	251,952	4,399
Interest Rate Futures
9/14	1,061 Euro-Bobl	Short	(181,861,657)	(182,379,398)	(517,741)
9/14	566 Euro-Bund	Short	(110,365,748)	(112,161,977)	(1,796,229)
9/14	41 Euro-Schatz	Short	(6,071,782)	(6,075,351)	(3,569)
9/14	855 IMM 10-Year Interest Rate Swap	Long	81,909,513	81,630,869	(278,644)
9/14	234 Japan 10-Year Bond	Short	(330,030,234)	(331,942,643)	(1,912,409)
9/14	345 U.K. Gilt	Short	(64,245,702)	(64,467,038)	(221,336)
9/14	517 U.S. 2-Year Deliverable Interest Rate Swap	Short	(51,954,461)	(51,885,797)	68,664
9/14	809 U.S. 5-Year Deliverable Interest Rate Swap	Short	(82,072,645)	(82,037,656)	34,989
9/14	2,662 U.S. 5-Year Treasury Note	Short	(318,340,533)	(316,341,267)	1,999,266
9/14	1,573 U.S. 10-Year Deliverable Interest Rate Swap	Short	(163,769,666)	(164,624,281)	(854,615)
9/14	3,331 U.S. 10-Year Treasury Note	Short	(416,289,606)	(415,073,828)	1,215,778
9/14	241 U.S. Long Treasury Bond	Short	(32,823,293)	(33,114,907)	(291,614)
3/16	3,812 CME 90-Day Eurodollar	Short	(940,277,450)	(939,896,250)	381,200

					$3,614,455

BMF	-	Brazilian Mercantile and Futures Exchange.

CME	-	Chicago Mercantile Exchange.

LME	-	London Metal Exchange.

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index: Market capitalization-weighted stock index for all companies listed on the First Section of the Tokyo Stock Exchange.

U.K. Gilt: Gilt issues having a maturity of 8.25 to 13 years from the calendar day of the delivery month.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	GBP	33,739	Receives	6-month GBP LIBOR	2.00%	2/20/19	$(121,358)
LCH.Clearnet	HUF	5,992,000	Receives	6-month HUF BUBOR	4.57	11/14/18	(2,191,286)
LCH.Clearnet	HUF	7,698,000	Receives	6-month HUF BUBOR	4.43	11/15/18	(2,605,681)
LCH.Clearnet	HUF	13,713,000	Receives	6-month HUF BUBOR	3.78	11/15/18	(2,443,037)
LCH.Clearnet	NZD	235,000	Pays	3-month NZD Bank Bill	4.71	10/8/16	648,007
LCH.Clearnet	NZD	64,000	Pays	3-month NZD Bank Bill	4.74	10/10/16	187,950
LCH.Clearnet	NZD	244,000	Pays	3-month NZD Bank Bill	4.76	10/10/16	762,783
LCH.Clearnet	NZD	131,000	Pays	3-month NZD Bank Bill	4.74	10/12/16	386,046

							$(5,376,576)

GBP	-	British Pound Sterling

HUF	-	Hungarian Forint

NZD	-	New Zealand Dollar

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	HUF	589,390	Receives	6-month HUF BUBOR	7.32%	12/16/16	$(374,319)
Bank of America	HUF	2,409,000	Pays	6-month HUF BUBOR	5.13	12/21/16	867,022
Bank of America	HUF	607,650	Pays	6-month HUF BUBOR	5.14	1/16/17	218,632
Bank of America	MYR	123,219	Pays	3-month MYR KLIBOR	3.51	1/15/16	(131,191)
Bank of America	MYR	30,160	Receives	3-month MYR KLIBOR	4.58	1/15/24	(122,463)
Bank of America	PLN	31,619	Pays	6-month PLN WIBOR	4.34	7/30/17	492,752
Bank of America	PLN	31,619	Receives	6-month PLN WIBOR	3.35	7/30/17	(207,859)
Bank of America	PLN	14,470	Pays	6-month PLN WIBOR	3.83	11/14/17	267,685
Bank of America	PLN	14,470	Receives	6-month PLN WIBOR	3.61	11/14/17	(227,387)
Bank of America	PLN	102,310	Receives	6-month PLN WIBOR	3.52	11/16/17	(1,493,989)
Barclays Bank PLC	PLN	66,483	Pays	6-month PLN WIBOR	4.32	8/2/17	1,671,374
Barclays Bank PLC	PLN	28,300	Pays	6-month PLN WIBOR	4.35	8/27/17	714,949
Barclays Bank PLC	PLN	102,310	Pays	6-month PLN WIBOR	3.81	11/16/17	1,863,856
Barclays Bank PLC	PLN	173,050	Pays	6-month PLN WIBOR	3.82	11/19/17	3,185,565
Barclays Bank PLC	PLN	173,050	Receives	6-month PLN WIBOR	3.53	11/19/17	(2,546,469)
Barclays Bank PLC	PLN	57,540	Pays	6-month PLN WIBOR	3.80	11/20/17	1,042,533
BNP Paribas	PLN	69,044	Pays	6-month PLN WIBOR	4.25	8/7/17	1,670,950
BNP Paribas	PLN	69,044	Receives	6-month PLN WIBOR	3.60	8/7/17	(1,122,224)
BNP Paribas	PLN	15,700	Pays	6-month PLN WIBOR	3.85	11/13/17	294,370
BNP Paribas	PLN	15,700	Receives	6-month PLN WIBOR	3.38	11/13/17	(204,073)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
BNP Paribas	PLN	76,000	Pays	6-month PLN WIBOR	3.83%	11/14/17	$1,405,946
BNP Paribas	PLN	2,200	Pays	6-month PLN WIBOR	3.81	11/20/17	40,131
BNP Paribas	PLN	2,200	Receives	6-month PLN WIBOR	3.60	11/20/17	(34,280)
Citibank NA	MYR	120,126	Pays	3-month MYR KLIBOR	3.51	1/15/16	(130,654)
Citibank NA	MYR	82,320	Pays	3-month MYR KLIBOR	3.60	2/25/16	(51,579)
Citibank NA	MYR	29,137	Receives	3-month MYR KLIBOR	4.58	1/15/24	(118,309)
Citibank NA	MYR	19,892	Receives	3-month MYR KLIBOR	4.57	2/25/24	(85,870)
Citibank NA	PLN	27,794	Pays	6-month PLN WIBOR	4.33	7/30/17	432,510
Citibank NA	PLN	41,457	Pays	6-month PLN WIBOR	4.31	8/2/17	1,039,653
Citibank NA	PLN	9,684	Pays	6-month PLN WIBOR	4.24	8/7/17	233,763
Citibank NA	PLN	29,987	Pays	6-month PLN WIBOR	4.30	8/10/17	744,334
Citibank NA	PLN	26,940	Pays	6-month PLN WIBOR	4.40	8/20/17	697,965
Citibank NA	PLN	31,670	Pays	6-month PLN WIBOR	4.30	9/18/17	777,927
Citibank NA	PLN	31,670	Receives	6-month PLN WIBOR	3.59	9/18/17	(499,045)
Citibank NA	PLN	30,600	Pays	6-month PLN WIBOR	3.81	11/13/17	558,681
Citibank NA	PLN	24,940	Pays	6-month PLN WIBOR	3.82	11/14/17	458,312
Citibank NA	PLN	75,150	Pays	6-month PLN WIBOR	3.82	11/19/17	1,375,071
Citibank NA	PLN	75,150	Receives	6-month PLN WIBOR	3.60	11/19/17	(1,172,410)
Credit Suisse International	HUF	589,390	Pays	6-month HUF BUBOR	5.20	12/16/16	218,044
Credit Suisse International	HUF	829,350	Pays	6-month HUF BUBOR	5.12	1/16/17	296,331
Credit Suisse International	HUF	1,437,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(962,565)
Credit Suisse International	HUF	680,000	Pays	6-month HUF BUBOR	5.22	1/20/17	251,199
Credit Suisse International	PLN	33,910	Pays	6-month PLN WIBOR	4.40	8/20/17	878,545
Deutsche Bank	CLP	4,209,192	Receives	6-month Sinacofi Chile Interbank Rate	4.78	5/10/18	(286,754)
Deutsche Bank	CLP	12,138,861	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/14/18	(794,638)
Deutsche Bank	MYR	124,694	Pays	3-month MYR KLIBOR	3.48	1/13/16	(151,813)
Deutsche Bank	MYR	165,451	Pays	3-month MYR KLIBOR	3.60	2/26/16	(104,306)
Deutsche Bank	MYR	30,518	Receives	3-month MYR KLIBOR	4.54	1/13/24	(94,502)
Deutsche Bank	MYR	40,095	Receives	3-month MYR KLIBOR	4.56	2/26/24	(167,539)
Deutsche Bank	PLN	19,510	Pays	6-month PLN WIBOR	3.79	11/16/17	350,626
Deutsche Bank	PLN	19,510	Receives	6-month PLN WIBOR	3.60	11/16/17	(304,557)
Goldman Sachs International	MYR	118,649	Pays	3-month MYR KLIBOR	3.47	1/13/16	(149,872)
Goldman Sachs International	MYR	28,780	Receives	3-month MYR KLIBOR	4.53	1/13/24	(82,060)
Goldman Sachs International	PLN	20,449	Pays	6-month PLN WIBOR	4.35	8/1/17	522,164
Goldman Sachs International	PLN	37,986	Pays	6-month PLN WIBOR	3.80	11/20/17	688,246
JPMorgan Chase Bank	HUF	2,409,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(1,539,117)
JPMorgan Chase Bank	HUF	1,991,000	Pays	6-month HUF BUBOR	5.09	1/20/17	701,637
JPMorgan Chase Bank	HUF	2,671,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,825,934)
JPMorgan Chase Bank	MYR	79,910	Pays	3-month MYR KLIBOR	3.60	2/25/16	(50,069)
JPMorgan Chase Bank	MYR	159,007	Pays	3-month MYR KLIBOR	3.60	2/26/16	(100,243)
JPMorgan Chase Bank	MYR	19,640	Receives	3-month MYR KLIBOR	4.56	2/25/24	(81,077)
JPMorgan Chase Bank	MYR	38,970	Receives	3-month MYR KLIBOR	4.57	2/26/24	(165,296)
JPMorgan Chase Bank	NZD	178,000	Pays	3-month NZD Bank Bill	4.70	10/8/16	446,828
JPMorgan Chase Bank	NZD	13,240	Pays	3-month NZD Bank Bill	4.06	6/4/23	(533,336)
JPMorgan Chase Bank	PLN	26,580	Pays	6-month PLN WIBOR	4.33	8/17/17	662,967

							$9,154,769

CLP	-	Chilean Peso

HUF	-	Hungarian Forint

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Romania	BNP Paribas	$6,620	1.00	%(1)	9/20/18	1.14%	$(28,621)	$203,543	$174,922
Romania	Goldman Sachs International	6,470	1.00	(1)	9/20/18	1.14	(27,972)	198,628	170,656
Russia	Barclays Bank PLC	8,230	1.00	(1)	3/20/19	2.30	(449,229)	463,422	14,193
Russia	BNP Paribas	19,670	1.00	(1)	3/20/19	2.30	(1,073,674)	1,067,700	(5,974)
Russia	Deutsche Bank	32,960	1.00	(1)	3/20/19	2.30	(1,799,099)	1,802,477	3,378
Russia	Goldman Sachs International	16,380	1.00	(1)	3/20/19	2.30	(894,091)	889,117	(4,974)
South Africa	Bank of America	5,575	1.00	(1)	9/20/15	0.60	31,737	20,712	52,449
South Africa	Bank of America	16,990	1.00	(1)	12/20/15	0.74	80,357	37,990	118,347
South Africa	Bank of America	5,160	1.00	(1)	12/20/15	0.74	24,405	12,093	36,498
South Africa	Bank of America	19,900	1.00	(1)	9/20/17	1.32	(171,127)	409,482	238,355
South Africa	Bank of America	20,830	1.00	(1)	9/20/17	1.32	(179,125)	223,502	44,377
South Africa	Bank of America	16,100	1.00	(1)	9/20/17	1.32	(138,449)	153,982	15,533
South Africa	Bank of America	29,280	1.00	(1)	9/20/17	1.32	(251,788)	236,538	(15,250)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	0.55	51,817	77,902	129,719
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	0.60	68,312	100,916	169,228
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	0.74	56,803	31,517	88,320
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	0.74	34,716	19,100	53,816
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	1.25	(24,049)	78,032	53,983
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	1.32	(98,033)	181,957	83,924
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	1.32	(78,082)	135,150	57,068
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	1.32	(163,387)	314,277	150,890
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	1.32	(79,114)	176,088	96,974
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	1.32	(144,727)	235,530	90,803
South Africa	Citibank NA	5,000	1.00	(1)	6/20/15	0.55	25,909	25,929	51,838
South Africa	Citibank NA	4,600	1.00	(1)	6/20/17	1.25	(27,657)	88,520	60,863
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/15	0.55	51,817	76,345	128,162
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/15	0.55	25,908	26,326	52,234
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/15	0.74	80,357	44,649	125,006
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/15	0.74	49,425	61,040	110,465
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/15	0.74	36,607	22,141	58,748
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	1.32	(85,993)	222,948	136,955
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/15	0.60	71,158	67,797	138,955
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/15	0.60	31,309	30,696	62,005
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/15	0.60	31,736	21,881	53,617
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/15	0.60	8,254	7,247	15,501
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/15	0.74	61,510	34,128	95,638
South Africa	Deutsche Bank	16,940	1.00	(1)	9/20/17	1.32	(145,672)	387,174	241,502
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/17	1.32	(130,710)	312,770	182,060
South Africa	Deutsche Bank	9,200	1.00	(1)	9/20/17	1.32	(79,114)	146,842	67,728
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/15	0.74	81,989	47,749	129,738

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Goldman Sachs International	$8,020	1.00	%(1)	12/20/15	0.74%	$37,932	$22,942	$60,874
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	1.32	(91,926)	232,115	140,189
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	1.40	(97,622)	128,865	31,243
South Africa	HSBC Bank USA	9,200	1.00	(1)	9/20/17	1.32	(79,114)	202,423	123,309
South Africa	HSBC Bank USA	9,146	1.00	(1)	9/20/17	1.32	(78,649)	145,980	67,331
South Africa	HSBC Bank USA	7,300	1.00	(1)	12/20/17	1.40	(88,836)	121,874	33,038
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	0.55	25,908	39,340	65,248
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	0.55	25,909	25,532	51,441
South Africa	JPMorgan Chase Bank	9,200	1.00	(1)	9/20/17	1.32	(79,114)	170,787	91,673
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	1.25	(26,455)	83,507	57,052
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	1.32	(79,114)	168,134	89,020
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	1.32	(76,534)	109,094	32,560
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	1.32	(34,398)	38,345	3,947
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	1.40	(86,013)	115,771	29,758
Turkey	Bank of America	94,932	1.00	(1)	12/20/17	1.38	(1,093,271)	1,527,167	433,896
Turkey	Deutsche Bank	20,000	1.00	(1)	12/20/17	1.38	(230,326)	321,738	91,412

Total		$701,588					$(7,217,210)	$12,147,451	$4,930,241

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Brazil	Bank of America	$7,450	1.00	%(1)	12/20/20	$346,778	$(165,968)	$180,810
Brazil	Bank of America	5,080	1.00	(1)	12/20/20	236,461	(120,942)	115,519
Brazil	Bank of America	4,575	1.00	(1)	12/20/20	212,954	(106,539)	106,415
Brazil	Bank of America	3,600	1.00	(1)	12/20/20	167,570	(73,307)	94,263
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	(77,847)	—	(77,847)
Brazil	Barclays Bank PLC	13,860	1.00	(1)	12/20/20	645,146	(337,668)	307,478
Brazil	Goldman Sachs International	5,100	1.00	(1)	3/20/24	443,548	(578,503)	(134,955)
Brazil	Morgan Stanley & Co. International PLC	6,920	1.00	(1)	3/20/24	601,834	(785,748)	(183,914)
Bulgaria	Barclays Bank PLC	9,861	1.00	(1)	12/20/18	59,514	(102,506)	(42,992)
Bulgaria	BNP Paribas	4,574	1.00	(1)	6/20/18	7,086	(20,444)	(13,358)
Bulgaria	BNP Paribas	4,600	1.00	(1)	9/20/18	15,306	(41,381)	(26,075)
Bulgaria	BNP Paribas	6,620	1.00	(1)	9/20/18	22,027	(51,927)	(29,900)
Bulgaria	BNP Paribas	4,640	1.00	(1)	12/20/18	28,004	(42,321)	(14,317)
Bulgaria	Goldman Sachs International	6,470	1.00	(1)	9/20/18	21,528	(45,639)	(24,111)
Bulgaria	Goldman Sachs International	4,500	1.00	(1)	12/20/18	27,159	(46,606)	(19,447)
Bulgaria	Goldman Sachs International	9,000	1.00	(1)	12/20/18	54,318	(91,408)	(37,090)
China	Bank of America	22,200	1.00	(1)	3/20/17	(401,968)	(349,380)	(751,348)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(677,425)	(535,821)	(1,213,246)
China	Deutsche Bank	13,655	1.00	(1)	3/20/17	(247,247)	(185,858)	(433,105)
China	Deutsche Bank	15,969	1.00	(1)	3/20/17	(289,146)	(217,354)	(506,500)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Colombia	Barclays Bank PLC	$20,000	1.00	%(1)	6/20/17	$(279,234)	$(379,123)	$(658,357)
Colombia	Deutsche Bank	6,634	1.00	(1)	6/20/22	123,786	(347,991)	(224,205)
Colombia	Deutsche Bank	14,170	1.00	(1)	6/20/22	264,402	(841,731)	(577,329)
Colombia	Goldman Sachs International	7,090	1.00	(1)	6/20/17	(98,988)	(134,399)	(233,387)
Colombia	Goldman Sachs International	3,390	1.00	(1)	9/20/21	43,956	(106,764)	(62,808)
Colombia	Goldman Sachs International	5,380	1.00	(1)	6/20/22	100,387	(335,736)	(235,349)
Colombia	HSBC Bank USA	14,730	1.00	(1)	6/20/17	(205,655)	(283,120)	(488,775)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	66,453	(91,269)	(24,816)
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	367,551	(524,258)	(156,707)
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	49,840	(67,633)	(17,793)
Croatia	Citibank NA	5,000	1.00	(1)	12/20/17	166,132	(230,661)	(64,529)
Croatia	Citibank NA	3,070	1.00	(1)	3/20/18	117,508	(148,141)	(30,633)
Croatia	Citibank NA	4,050	1.00	(1)	3/20/18	155,019	(195,393)	(40,374)
Croatia	Citibank NA	4,287	1.00	(1)	3/20/18	164,091	(287,531)	(123,440)
Croatia	Citibank NA	2,670	1.00	(1)	6/20/18	115,727	(195,528)	(79,801)
Croatia	Citibank NA	13,270	1.00	(1)	6/20/18	575,166	(959,514)	(384,348)
Croatia	Deutsche Bank	410	1.00	(1)	12/20/17	13,623	(19,249)	(5,626)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	66,452	(90,416)	(23,964)
Croatia	HSBC Bank USA	6,508	1.00	(1)	3/20/18	249,102	(436,492)	(187,390)
Croatia	JPMorgan Chase Bank	2,967	1.00	(1)	6/20/18	128,599	(217,454)	(88,855)
Croatia	Morgan Stanley & Co. International PLC	1,611	1.00	(1)	12/20/16	22,706	(54,307)	(31,601)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	46,018	(60,570)	(14,552)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	52,996	(74,590)	(21,594)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	83,066	(114,589)	(31,523)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	83,066	(116,807)	(33,741)
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	117,968	(208,700)	(90,732)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	122,054	(215,405)	(93,351)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	273,497	(442,047)	(168,550)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	254,382	(459,600)	(205,218)
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	191,382	(225,592)	(34,210)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	1,557,846	(1,967,557)	(409,711)
Egypt	Bank of America	7,050	1.00	(1)	9/20/15	97,956	(76,750)	21,206
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	125,049	(97,978)	27,071
Egypt	Citibank NA	3,050	1.00	(1)	12/20/15	59,360	(56,898)	2,462
Egypt	Citibank NA	4,550	1.00	(1)	6/20/20	507,440	(296,992)	210,448
Egypt	Citibank NA	50	1.00	(1)	6/20/20	5,576	(3,428)	2,148

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Egypt	Credit Suisse International	$11,000	1.00	%(1)	12/20/15	$214,086	$(192,246)	$21,840
Egypt	Deutsche Bank	9,540	1.00	(1)	6/20/15	93,657	(68,062)	25,595
Egypt	Deutsche Bank	710	1.00	(1)	6/20/15	6,970	(7,939)	(969)
Egypt	Deutsche Bank	8,200	1.00	(1)	9/20/15	113,934	(91,146)	22,788
Egypt	Deutsche Bank	4,175	1.00	(1)	9/20/15	58,009	(58,315)	(306)
Egypt	Deutsche Bank	2,855	1.00	(1)	12/20/15	55,565	(48,450)	7,115
Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	568,779	(295,997)	272,782
Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	513,017	(301,684)	211,333
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	507,440	(298,806)	208,634
Egypt	Goldman Sachs International	9,700	1.00	(1)	9/20/15	134,775	(111,106)	23,669
Guatemala	Citibank NA	18,256	1.00	(1)	9/20/20	1,378,024	(860,629)	517,395
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	(2,140)	(24,980)	(27,120)
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	(449)	(44,588)	(45,037)
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	(449)	(50,997)	(51,446)
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	(615)	(59,895)	(60,510)
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	39,471	(122,370)	(82,899)
Lebanon	Citibank NA	4,600	3.30		9/20/14	(70,101)	—	(70,101)
Lebanon	Citibank NA	4,300	1.00	(1)	12/20/14	(2,192)	(25,574)	(27,766)
Lebanon	Citibank NA	4,500	1.00	(1)	12/20/14	(2,294)	(26,226)	(28,520)
Lebanon	Citibank NA	5,500	1.00	(1)	12/20/14	(2,803)	(33,205)	(36,008)
Lebanon	Citibank NA	2,800	1.00	(1)	3/20/15	(257)	(22,298)	(22,555)
Lebanon	Citibank NA	6,000	1.00	(1)	9/20/15	19,106	(135,977)	(116,871)
Lebanon	Citibank NA	15,000	1.00	(1)	9/20/15	47,765	(315,721)	(267,956)
Lebanon	Credit Suisse International	4,600	1.00	(1)	3/20/15	(422)	(41,338)	(41,760)
Lebanon	Credit Suisse International	8,800	1.00	(1)	3/20/15	(807)	(78,624)	(79,431)
Lebanon	Credit Suisse International	9,900	1.00	(1)	6/20/15	15,369	(115,786)	(100,417)
Lebanon	Credit Suisse International	5,000	1.00	(1)	9/20/15	15,922	(105,430)	(89,508)
Lebanon	Credit Suisse International	4,450	1.00	(1)	12/20/15	35,130	(104,896)	(69,766)
Lebanon	Credit Suisse International	5,000	1.00	(1)	12/20/15	39,472	(120,921)	(81,449)
Lebanon	Credit Suisse International	8,300	1.00	(1)	12/20/15	65,523	(196,085)	(130,562)
Lebanon	Credit Suisse International	22,710	1.00	(1)	12/20/15	179,280	(562,377)	(383,097)
Lebanon	Deutsche Bank	6,100	1.00	(1)	3/20/15	(559)	(50,604)	(51,163)
Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	7,606	(57,307)	(49,701)
Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	7,762	(59,245)	(51,483)
Lebanon	Deutsche Bank	6,700	1.00	(1)	9/20/15	21,336	(125,768)	(104,432)
Lebanon	Deutsche Bank	3,085	1.00	(1)	12/20/15	24,354	(75,993)	(51,639)
Lebanon	Deutsche Bank	5,000	1.00	(1)	12/20/15	39,472	(123,817)	(84,345)
Lebanon	Deutsche Bank	6,890	1.00	(1)	12/20/15	54,392	(169,025)	(114,633)
Lebanon	Goldman Sachs International	3,600	1.00	(1)	9/20/15	11,464	(75,910)	(64,446)
Lebanon	Goldman Sachs International	19,400	1.00	(1)	6/20/18	1,396,807	(2,033,821)	(637,014)
Lebanon	Goldman Sachs International	7,552	5.00	(1)	12/20/18	(592,661)	374,089	(218,572)
Lebanon	Goldman Sachs International	6,999	5.00	(1)	12/20/18	(549,263)	320,658	(228,605)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	71,622	(120,650)	(49,028)
Lebanon	JPMorgan Chase Bank	10,000	5.00	(1)	12/20/17	(760,724)	145,131	(615,593)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Mexico	Bank of America	$14,100	1.00	%(1)	6/20/22	$152,454	$(818,060)	$(665,606)
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	42,168	(237,344)	(195,176)
Mexico	Citibank NA	4,150	1.00	(1)	6/20/22	44,871	(217,602)	(172,731)
Mexico	Deutsche Bank	6,900	1.00	(1)	6/20/22	74,606	(356,657)	(282,051)
Mexico	Deutsche Bank	14,300	1.00	(1)	6/20/22	154,616	(768,137)	(613,521)
Philippines	Bank of America	9,300	1.00	(1)	9/20/15	(102,725)	(46,713)	(149,438)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(61,412)	(33,593)	(95,005)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(88,886)	(51,406)	(140,292)
Philippines	Citibank NA	10,000	1.00	(1)	6/20/15	(88,886)	(55,783)	(144,669)
Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	(65,575)	(38,967)	(104,542)
Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	(88,886)	(49,897)	(138,783)
Philippines	Deutsche Bank	9,500	1.00	(1)	9/20/15	(104,934)	(59,780)	(164,714)
Philippines	Deutsche Bank	10,000	1.00	(1)	9/20/15	(110,457)	(61,649)	(172,106)
Philippines	Goldman Sachs International	10,000	1.00	(1)	3/20/15	(67,257)	(42,702)	(109,959)
Philippines	Goldman Sachs International	10,000	1.00	(1)	6/20/15	(88,886)	(50,511)	(139,397)
Philippines	Goldman Sachs International	7,200	1.00	(1)	9/20/15	(79,529)	(34,721)	(114,250)
Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	(88,886)	(49,897)	(138,783)
Philippines	HSBC Bank USA	4,400	1.00	(1)	9/20/15	(48,601)	(25,908)	(74,509)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(110,457)	(67,993)	(178,450)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(110,456)	(71,993)	(182,449)
Philippines	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(88,887)	(54,233)	(143,120)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	(110,456)	(66,941)	(177,397)
Qatar	Bank of America	1,710	1.00	(1)	6/20/19	(39,408)	42,098	2,690
Qatar	Bank of America	1,710	1.00	(1)	6/20/19	(39,408)	39,660	252
Qatar	Barclays Bank PLC	13,218	1.00	(1)	12/20/18	(316,157)	190,143	(126,014)
Qatar	Barclays Bank PLC	3,800	1.00	(1)	3/20/19	(89,242)	54,368	(34,874)
Qatar	Barclays Bank PLC	15,980	1.00	(1)	9/20/23	(143,495)	12,600	(130,895)
Qatar	BNP Paribas	1,713	1.00	(1)	6/20/19	(39,477)	29,806	(9,671)
Qatar	Citibank NA	6,450	1.00	(1)	6/20/19	(148,645)	146,896	(1,749)
Qatar	Deutsche Bank	1,713	1.00	(1)	6/20/19	(39,477)	28,093	(11,384)
Qatar	Deutsche Bank	3,920	1.00	(1)	6/20/19	(90,339)	64,287	(26,052)
Qatar	Goldman Sachs International	2,200	1.00	(1)	3/20/19	(51,666)	36,443	(15,223)
Qatar	Goldman Sachs International	4,380	1.00	(1)	3/20/19	(102,863)	61,075	(41,788)
Qatar	Goldman Sachs International	3,700	1.00	(1)	12/20/23	(30,916)	(11,871)	(42,787)
Qatar	JPMorgan Chase Bank	1,830	1.00	(1)	3/20/19	(42,977)	28,610	(14,367)
Qatar	JPMorgan Chase Bank	1,630	1.00	(1)	6/20/19	(37,564)	40,182	2,618
Qatar	JPMorgan Chase Bank	2,000	1.00	(1)	6/20/19	(46,092)	31,841	(14,251)
Qatar	JPMorgan Chase Bank	3,284	1.00	(1)	6/20/19	(75,682)	60,227	(15,455)
Qatar	Nomura International PLC	1,380	1.00	(1)	3/20/19	(32,409)	19,727	(12,682)
Qatar	Nomura International PLC	3,460	1.00	(1)	3/20/19	(81,257)	51,023	(30,234)
Qatar	Nomura International PLC	9,620	1.00	(1)	9/20/24	(62,728)	33,430	(29,298)
Qatar	UBS AG	9,246	1.00	(1)	12/20/23	(77,257)	(30,059)	(107,316)
Russia	Bank of America	32,210	1.00	(1)	9/20/17	935,486	(1,074,503)	(139,017)
Russia	Barclays Bank PLC	17,300	1.00	(1)	9/20/17	502,449	(615,198)	(112,749)
Russia	Citibank NA	13,760	1.00	(1)	9/20/17	399,637	(300,399)	99,238
Russia	Credit Suisse International	28,990	1.00	(1)	9/20/17	841,966	(975,060)	(133,094)
Russia	Deutsche Bank	4,750	1.00	(1)	9/20/17	137,956	(99,562)	38,394
Russia	Deutsche Bank	9,800	1.00	(1)	9/20/17	284,625	(348,494)	(63,869)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Russia	Deutsche Bank	$41,153	1.00	%(1)	6/20/18	$1,695,640	$(573,792)	$1,121,848
Russia	Deutsche Bank	35,840	1.00	(1)	6/20/18	1,476,728	(493,626)	983,102
Russia	JPMorgan Chase Bank	17,700	1.00	(1)	9/20/17	514,067	(386,539)	127,528
Russia	JPMorgan Chase Bank	7,900	1.00	(1)	9/20/17	229,442	(174,739)	54,703
Russia	JPMorgan Chase Bank	16,870	1.00	(1)	6/20/18	695,100	(235,740)	459,360
Russia	JPMorgan Chase Bank	16,587	1.00	(1)	6/20/18	683,439	(225,811)	457,628
Russia	JPMorgan Chase Bank	8,550	1.00	(1)	6/20/18	352,289	(107,807)	244,482
Russia	Morgan Stanley & Co. International PLC	9,180	1.00	(1)	9/20/17	266,617	(205,689)	60,928
Serbia	Nomura International PLC	10,000	5.00	(1)	6/20/19	(1,126,863)	1,058,408	(68,455)
South Africa	Bank of America	6,300	1.00	(1)	12/20/19	282,847	(157,433)	125,414
South Africa	Bank of America	5,575	1.00	(1)	9/20/20	319,332	(149,826)	169,506
South Africa	Bank of America	16,990	1.00	(1)	12/20/20	1,040,134	(418,112)	622,022
South Africa	Bank of America	5,160	1.00	(1)	12/20/20	315,897	(139,286)	176,611
South Africa	Bank of America	29,280	1.00	(1)	9/20/22	2,585,463	(1,688,248)	897,215
South Africa	Bank of America	20,830	1.00	(1)	9/20/22	1,839,316	(1,330,120)	509,196
South Africa	Bank of America	16,100	1.00	(1)	9/20/22	1,421,651	(981,594)	440,057
South Africa	Bank of America	19,900	1.00	(1)	9/20/22	1,757,197	(1,598,822)	158,375
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	282,847	(181,986)	100,861
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	245,367	(112,599)	132,768
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	245,366	(128,241)	117,125
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	245,367	(183,453)	61,914
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	532,164	(534,841)	(2,677)
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	687,352	(575,907)	111,445
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	735,256	(294,461)	440,795
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	449,357	(190,744)	258,613
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	958,069	(748,465)	209,604
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	801,776	(671,812)	129,964
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	1,486,112	(1,174,154)	311,958
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	958,070	(769,011)	189,059
South Africa	Citibank NA	3,910	1.00	(1)	12/20/19	175,545	(128,414)	47,131
South Africa	Citibank NA	5,300	1.00	(1)	3/20/20	260,089	(186,278)	73,811
South Africa	Citibank NA	4,600	1.00	(1)	3/20/20	225,737	(166,868)	58,869
South Africa	Citibank NA	5,000	1.00	(1)	6/20/20	266,081	(194,518)	71,563
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	250,274	(125,952)	124,322
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	225,737	(138,207)	87,530
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	266,082	(196,714)	69,368
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	532,163	(522,072)	10,091
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	1,040,133	(444,541)	595,592
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	639,752	(353,144)	286,608
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	473,845	(212,816)	261,029
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	883,013	(834,255)	48,758
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/20	715,992	(436,346)	279,646
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/20	319,332	(148,472)	170,860
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/20	315,037	(177,900)	137,137
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/20	83,055	(46,945)	36,110
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/20	796,171	(332,303)	463,868

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Deutsche Bank	$16,940	1.00	%(1)	9/20/22	$1,495,824	$(1,358,442)	$137,382
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/22	1,342,180	(1,213,685)	128,495
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	1,061,255	(451,888)	609,367
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	490,987	(212,454)	278,533
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	943,941	(830,776)	113,165
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	738,106	(653,493)	84,613
South Africa	HSBC Bank USA	7,300	1.00	(1)	12/20/22	671,675	(571,075)	100,600
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	233,461	(178,084)	55,377
South Africa	JPMorgan Chase Bank	4,590	1.00	(1)	12/20/19	206,075	(188,654)	17,421
South Africa	JPMorgan Chase Bank	5,100	1.00	(1)	3/20/20	250,274	(123,737)	126,537
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	3/20/20	245,366	(125,651)	119,715
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	3/20/20	255,182	(180,588)	74,594
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	266,082	(190,118)	75,964
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	266,081	(269,543)	(3,462)
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	785,882	(609,123)	176,759
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	353,206	(252,327)	100,879
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	650,329	(566,655)	83,674
Spain	Bank of America	15,000	1.00	(1)	6/20/20	(186,955)	(212,028)	(398,983)
Spain	Bank of America	7,500	1.00	(1)	9/20/20	(84,238)	(354,548)	(438,786)
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	(156,347)	(77,135)	(233,482)
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	(124,637)	(500,982)	(625,619)
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	(83,249)	(444,007)	(527,256)
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	(47,153)	(306,741)	(353,894)
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	(444,748)	(2,936,884)	(3,381,632)
Spain	Citibank NA	2,500	1.00	(1)	3/20/20	(34,287)	(79,542)	(113,829)
Spain	Citibank NA	11,400	1.00	(1)	3/20/20	(156,347)	(176,131)	(332,478)
Spain	Citibank NA	5,000	1.00	(1)	9/20/20	(56,158)	(173,686)	(229,844)
Spain	Deutsche Bank	9,200	1.00	(1)	3/20/20	(126,175)	(134,222)	(260,397)
Spain	Deutsche Bank	10,000	1.00	(1)	6/20/20	(124,637)	(314,324)	(438,961)
Spain	Deutsche Bank	13,950	1.00	(1)	6/20/20	(173,868)	(581,768)	(755,636)
Spain	Deutsche Bank	12,825	1.00	(1)	12/20/20	(128,669)	(728,671)	(857,340)
Spain	Deutsche Bank	23,922	1.00	(1)	12/20/20	(240,002)	(1,584,844)	(1,824,846)
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	(62,319)	(252,520)	(314,839)
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	(95,952)	(522,666)	(618,618)
Spain	JPMorgan Chase Bank	5,000	1.00	(1)	9/20/20	(56,158)	(169,120)	(225,278)
Spain	JPMorgan Chase Bank	15,000	1.00	(1)	9/20/20	(168,475)	(1,005,124)	(1,173,599)
Thailand	Bank of America	4,000	1.00	(1)	9/20/15	(44,931)	(6,379)	(51,310)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	16,937	—	16,937
Thailand	Citibank NA	7,700	0.86		12/20/14	(30,987)	—	(30,987)
Thailand	Citibank NA	3,700	0.95		9/20/19	12,057	—	12,057
Thailand	Credit Suisse International	5,000	1.00	(1)	9/20/15	(56,163)	(11,149)	(67,312)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Thailand	Deutsche Bank	$10,000	1.00	%(1)	3/20/15	$(70,096)	$(10,489)	$(80,585)
Thailand	Goldman Sachs International	4,700	1.00	(1)	9/20/15	(52,794)	(6,984)	(59,778)
Thailand	Goldman Sachs International	9,000	1.00	(1)	9/20/15	(101,094)	(13,386)	(114,480)
Thailand	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(112,326)	(14,874)	(127,200)
Thailand	JPMorgan Chase Bank	3,900	0.87		12/20/14	(15,893)	—	(15,893)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(56,163)	(7,430)	(63,593)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(56,163)	(10,623)	(66,786)
Tunisia	Barclays Bank PLC	7,030	1.00	(1)	9/20/17	365,443	(395,343)	(29,900)
Tunisia	Citibank NA	3,990	1.00	(1)	9/20/17	207,413	(241,179)	(33,766)
Tunisia	Deutsche Bank	13,700	1.00	(1)	6/20/17	626,834	(626,223)	611
Tunisia	Deutsche Bank	7,390	1.00	(1)	6/20/17	338,124	(356,557)	(18,433)
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	348,288	(341,127)	7,161
Tunisia	Goldman Sachs International	7,430	1.00	(1)	9/20/17	386,237	(398,173)	(11,936)
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	348,288	(377,708)	(29,420)
Tunisia	JPMorgan Chase Bank	8,770	1.00	(1)	9/20/17	455,894	(518,665)	(62,771)
Tunisia	Morgan Stanley & Co. International PLC	2,000	1.00	(1)	6/20/17	91,508	(96,429)	(4,921)
Tunisia	Nomura International PLC	5,700	1.00	(1)	12/20/17	329,581	(395,212)	(65,631)

						$51,287,814	$(66,961,948)	$(15,674,134)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $701,588,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
JPMorgan Chase Bank	PLN	33,834	Negative Return on WIG20 Index	Positive Return on WIG20 Index	9/20/14	$634,912
JPMorgan Chase Bank	PLN	84,989	Negative Return on WIG20 Index	Positive Return on WIG20 Index	9/20/14	1,504,285

						$2,139,197

PLN	-	Polish Zloty

Cross-Currency Swaps

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Deutsche Bank	CLF	183	CLP	4,209,200	6-month Sinacofi Chile Interbank Rate	2.09%	5/10/18	$642,441
Deutsche Bank	CLF	529	CLP	12,138,861	6-month Sinacofi Chile Interbank Rate	2.11	5/14/18	1,888,849

								$2,531,290

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)*		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Bank of America	TRY	26,000	$14,619	3-month USD- LIBOR-BBA	6.97%	8/18/21	$2,688,286
Barclays Bank PLC	TRY	60,000	40,080	3-month USD- LIBOR-BBA	8.25	8/11/20	10,128,900
Barclays Bank PLC	TRY	25,350	16,650	3-month USD- LIBOR-BBA	8.32	8/16/20	3,673,568
Citibank NA	TRY	25,000	16,700	3-month USD- LIBOR-BBA	8.20	8/11/20	4,253,313
Citibank NA	TRY	3,909	2,449	3-month USD- LIBOR-BBA	8.23	2/25/21	591,544
Deutsche Bank	TRY	22,254	14,861	3-month USD- LIBOR-BBA	8.26	8/11/20	3,745,959
Deutsche Bank	TRY	14,321	8,996	3-month USD- LIBOR-BBA	8.20	2/24/21	2,199,203
JPMorgan Chase Bank	TRY	27,000	18,012	3-month USD- LIBOR-BBA	8.29	8/11/20	4,505,494
JPMorgan Chase Bank	TRY	20,000	13,333	3-month USD- LIBOR-BBA	8.36	8/11/20	3,291,623
JPMorgan Chase Bank	TRY	10,000	5,610	3-month USD- LIBOR-BBA	6.96	8/18/21	1,024,237

							$36,102,127

Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
JPMorgan Chase Bank	$24,435	TRY	52,047	3-month USD-LIBOR-BBA	10.76%	4/8/16	$1,665,610

							$1,665,610

							$40,299,027

CLF	-	Chilean Unidad de Fomento

CLP	-	Chilean Peso

TRY	-	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the fiscal year to date ended July 31, 2014 was as follows:

	Principal Amount of Contracts (000’s ommitted)		Principal Amount of Contracts (000’s ommitted)		Principal Amount of Contracts (000’s ommitted)		Principal Amount of Contracts (000’s ommitted)		Principal Amount of Contracts (000’s ommitted)		Premiums Received
Outstanding, beginning of period	INR	23,640,919	COP	—	EUR	—	CNH	—	CNY	—	$6,399,976
Options written		11,267,249		66,779,001		34,553		2,361,830		436,830	8,930,129
Options expired		(34,908,168)		(66,779,001)		—		—		—	(7,188,976)

Outstanding, end of period	INR	—	COP	—	EUR	34,553	CNH	2,361,830	CNY	436,830	$8,141,129

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

EUR	-	Euro

INR	-	Indian Rupee

At July 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity futures contracts, options on equity indices and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, foreign currency futures contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$4,796,109	$—

Total		$4,796,109	$—

Credit	Credit Default Swaps	$63,911,017	$(19,840,413)

Total		$63,911,017	$(19,840,413)

Equity Price	Futures Contracts*	$1,777,503	$(787,296)
Equity Price	Options Purchased	3,835,970	—
Equity Price	Total Return Swaps	2,139,197	—

Total		$7,752,670	$(787,296)

Foreign Exchange	Currency Options Purchased	$12,606,858	$—
Foreign Exchange	Currency Options Written	—	(5,778,198)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	48,014,798	(27,746,682)
Foreign Exchange	Futures Contracts*	4,399	—

Total		$60,626,055	$(33,524,880)

Interest Rate	Cross-Currency Swaps	$40,299,027	$—
Interest Rate	Futures Contracts*	3,699,897	(5,876,157)
Interest Rate	Interest Rate Swaps	25,070,568	(15,915,799)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	1,984,786	(7,361,362)
Interest Rate	Interest Rate Swaptions Purchased	0	—

Total		$71,054,278	$(29,153,318)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2014 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	6/25/14	Open	(1.85)%	$2,028,295	$2,028,295
Barclays Bank PLC	7/10/14	Open	(1.75)%	3,037,759	3,037,759
JPMorgan Chase Bank	7/1/14	Open	(2.00)%	1,850,433	1,850,433
JPMorgan Chase Bank	7/16/14	Open	(2.25)%	1,653,095	1,653,095
JPMorgan Chase Bank	7/23/14	Open	(1.75)%	6,260,458	6,260,458
JPMorgan Chase Bank	7/23/14	Open	(2.25)%	4,268,173	4,268,173

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2014. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,446,181,181

Gross unrealized appreciation	$141,432,188
Gross unrealized depreciation	(97,811,543)

Net unrealized appreciation	$43,620,645

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$2,105,945,589	$—	$2,105,945,589
Foreign Corporate Bonds	—	4,732,380	—	4,732,380
Corporate Bonds & Notes	—	614,397	—	614,397
Collateralized Mortgage Obligations	—	66,438,428	—	66,438,428
Mortgage Pass-Throughs	—	920,439,382	—	920,439,382
U.S. Government Agency Obligations	—	195,123,347	—	195,123,347
U.S. Treasury Obligations	—	161,056,720	—	161,056,720
Common Stocks	—	30,677,965 *	—	30,677,965
Investment Funds	—	12,671,638	—	12,671,638
Precious Metals	36,491,469	—	—	36,491,469
Currency Put Options Purchased	—	12,606,858	—	12,606,858
Interest Rate Swaptions Purchased	—	0	—	0
Call Options Purchased	—	3,835,970	—	3,835,970
Short-Term Investments —
Foreign Government Securities	—	766,234,820	—	766,234,820
U.S. Treasury Obligations	—	5,999,940	—	5,999,940
Repurchase Agreements	—	86,222,439	—	86,222,439
Other	—	80,710,484	—	80,710,484
Total Investments	$36,491,469	$4,453,310,357	$—	$4,489,801,826
Forward Foreign Currency Exchange Contracts	$—	$48,014,798	$—	$48,014,798
Futures Contracts	8,500,405	1,777,503	—	10,277,908
Swap Contracts	—	133,404,595	—	133,404,595
Total	$44,991,874	$4,636,507,253	$—	$4,681,499,127

Liability Description
Currency Put Options Written	$—	$(5,778,198)	$—	$(5,778,198)
Securities Sold Short	—	(54,761,523)	—	(54,761,523)
Forward Foreign Currency Exchange Contracts	—	(27,746,682)	—	(27,746,682)
Futures Contracts	(5,876,157)	(787,296)	—	(6,663,453)
Swap Contracts	—	(43,117,574)	—	(43,117,574)
Total	$(5,876,157)	$(132,191,273)	$—	$(138,067,430)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014